UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
190 Middle Street
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 – September 30, 2025
ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Semi-Annual Shareholder Report - September 30, 2025

Tributary Balanced Fund

FOBAX

: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.92%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	8.85%	9.20%	8.97%
Russell 3000 Index	17.41%	15.74%	14.71%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.09%	9.81%	9.80%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$83,927,790
# of Portfolio Holdings	209
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$156,175

Sector Weightings

(% total investments)

Value	Value
Information Technology	21.7%
Government Securities	13.6%
Financials	12.3%
Consumer Discretionary	7.8%
Industrials	7.0%
Communication Services	6.9%
Asset Backed Securities	6.5%
Health Care	5.3%
Consumer Staples	3.9%
Short-Term Investments	3.4%
Non-Agency Commercial Mortgage Backed Securities	2.7%
Energy	2.2%
Utilities	2.1%
Materials	1.3%
Real Estate	1.3%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	1.0%

Top Ten Holdings

(% of net assets)

NVIDIA Corp.	5.07%
Apple, Inc.	4.32%
Microsoft Corp.	4.18%
U.S. Treasury Note/Bond	3.94%
U.S. Treasury Note/Bond	3.78%
Alphabet, Inc., Class C	2.98%
Amazon.com, Inc.	2.44%
U.S. Treasury Note/Bond	2.10%
Meta Platforms, Inc., Class A	2.00%
U.S. Treasury Note/Bond	1.94%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOBAX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Balanced Fund

FOBPX

: Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$40	0.75%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	9.03%	9.40%	9.17%
Russell 3000 Index	17.41%	15.74%	14.71%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.09%	9.81%	9.80%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$83,927,790
# of Portfolio Holdings	209
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$156,175

Sector Weightings

(% total investments)

Value	Value
Information Technology	21.7%
Government Securities	13.6%
Financials	12.3%
Consumer Discretionary	7.8%
Industrials	7.0%
Communication Services	6.9%
Asset Backed Securities	6.5%
Health Care	5.3%
Consumer Staples	3.9%
Short-Term Investments	3.4%
Non-Agency Commercial Mortgage Backed Securities	2.7%
Energy	2.2%
Utilities	2.1%
Materials	1.3%
Real Estate	1.3%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	1.0%

Top Ten Holdings

(% of net assets)

NVIDIA Corp.	5.07%
Apple, Inc.	4.32%
Microsoft Corp.	4.18%
U.S. Treasury Note/Bond	3.94%
U.S. Treasury Note/Bond	3.78%
Alphabet, Inc., Class C	2.98%
Amazon.com, Inc.	2.44%
U.S. Treasury Note/Bond	2.10%
Meta Platforms, Inc., Class A	2.00%
U.S. Treasury Note/Bond	1.94%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOBPX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Income Fund

FOINX

: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	2.85%	-0.29%	1.85%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$170,441,989
# of Portfolio Holdings	203
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$186,734

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	33.3%
Corporate Bonds	26.0%
U.S. Treasury Securities	24.6%
Non-Agency Residential Mortgage Backed Securities	6.5%
Asset Backed Securities	6.0%
Non-Agency Commercial Mortgage Backed Securities	2.5%
Municipals	0.7%
Short-Term Investments	0.4%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.33%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	4.15%
U.S. Treasury Note/Bond	3.22%
U.S. Treasury Note/Bond	2.06%
Federal Home Loan Mortgage Corp.	1.42%
Federal National Mortgage Association	1.35%
Federal National Mortgage Association	1.34%
U.S. Treasury Note/Bond	1.05%
Federal National Mortgage Association	1.04%

Holdings are shown excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOINX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Income Fund

FOIPX

: Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$25	0.48%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	2.88%	-0.18%	2.00%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$170,441,989
# of Portfolio Holdings	203
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$186,734

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	33.3%
Corporate Bonds	26.0%
U.S. Treasury Securities	24.6%
Non-Agency Residential Mortgage Backed Securities	6.5%
Asset Backed Securities	6.0%
Non-Agency Commercial Mortgage Backed Securities	2.5%
Municipals	0.7%
Short-Term Investments	0.4%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.33%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	4.15%
U.S. Treasury Note/Bond	3.22%
U.S. Treasury Note/Bond	2.06%
Federal Home Loan Mortgage Corp.	1.42%
Federal National Mortgage Association	1.35%
Federal National Mortgage Association	1.34%
U.S. Treasury Note/Bond	1.05%
Federal National Mortgage Association	1.04%

Holdings are shown excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOIPX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Nebraska Tax-Free Fund

FONPX

: Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	2.45%	0.56%	1.72%
Bloomberg Barclays Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)	2.61%	1.15%	2.24%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$51,763,946
# of Portfolio Holdings	175
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$15,179

Sector Weightings

(% total investments)

Value	Value
Municipals	96.1%
U.S. Government Mortgage Backed Securities	3.1%
Short-Term Investments	0.8%

Top Ten Holdings

(% of net assets)

Omaha Public Power District	2.78%
Douglas County Hospital Authority No. 2	2.23%
Loup River Public Power District	1.91%
Omaha School District	1.52%
Gretna Public Schools	1.38%
Douglas County School District No. 59	1.34%
Omaha School District	1.32%
Omaha School District	1.19%
Douglas County Sanitary & Improvement District No. 464	1.12%
City of Omaha NE Riverfront Redevelopment Special Tax Revenue	1.09%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FONPX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Short-Intermediate Bond Fund

FOSIX

: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.64%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	4.46%	1.96%	2.17%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	4.12%	1.78%	1.94%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$228,938,076
# of Portfolio Holdings	219
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$225,343

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	30.2%
Asset Backed Securities	26.0%
U.S. Treasury Securities	24.3%
Non-Agency Commercial Mortgage Backed Securities	10.9%
Non-Agency Residential Mortgage Backed Securities	5.7%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	0.9%
Short-Term Investments	0.8%
Preferred Stocks	0.1%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.60%
U.S. Treasury Note/Bond	7.19%
U.S. Treasury Note	5.27%
U.S. Treasury Note/Bond	2.67%
Mars, Inc.	1.01%
U.S. Bancorp	1.01%
Citigroup, Inc.	1.01%
Exelon Corp.	1.00%
JPMorgan Chase & Co.	1.00%
Bank of America Corp.	1.00%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOSIX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Short-Intermediate Bond Fund

FOSPX

: Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	4.68%	2.14%	2.39%
Bloomberg Barclays U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	4.12%	1.78%	1.94%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$228,938,076
# of Portfolio Holdings	219
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$225,343

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	30.2%
Asset Backed Securities	26.0%
U.S. Treasury Securities	24.3%
Non-Agency Commercial Mortgage Backed Securities	10.9%
Non-Agency Residential Mortgage Backed Securities	5.7%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	0.9%
Short-Term Investments	0.8%
Preferred Stocks	0.1%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.60%
U.S. Treasury Note/Bond	7.19%
U.S. Treasury Note	5.27%
U.S. Treasury Note/Bond	2.67%
Mars, Inc.	1.01%
U.S. Bancorp	1.01%
Citigroup, Inc.	1.01%
Exelon Corp.	1.00%
JPMorgan Chase & Co.	1.00%
Bank of America Corp.	1.00%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOSPX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Small Company Fund

FOSCX

: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.18%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	-4.69%	13.22%	8.49%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 2000® Value Index	7.88%	14.59%	9.23%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$620,376,652
# of Portfolio Holdings	61
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$2,324,923

Sector Weightings

(% total investments)

Value	Value
Industrials	19.8%
Financials	18.8%
Information Technology	18.3%
Consumer Discretionary	11.9%
Health Care	11.1%
Real Estate	5.8%
Utilities	3.9%
Materials	3.6%
Energy	3.1%
Consumer Staples	2.1%
Short-Term Investments	1.6%

Top Ten Holdings

(% of net assets)

Enpro, Inc.	3.43%
ESCO Technologies, Inc.	3.22%
Advanced Energy Industries, Inc.	2.87%
Moelis & Co., Class A	2.66%
Integer Holdings Corp.	2.44%
Atlantic Union Bankshares Corp.	2.35%
Addus HomeCare Corp.	2.29%
Seacoast Banking Corp. of Florida	2.17%
IDACORP, Inc.	2.12%
Selective Insurance Group, Inc.	2.10%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOSCX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Small Company Fund

FOSBX

: Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$50	0.96%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	-4.46%	13.47%	8.73%
Russell 2000® Index	10.76%	11.56%	9.77%
Russell 2000® Value Index	7.88%	14.59%	9.23%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$620,376,652
# of Portfolio Holdings	61
Portfolio Turnover Rate	12%
Investment Advisory Fees (Net of fees waived)	$2,324,923

Sector Weightings

(% total investments)

Value	Value
Industrials	19.8%
Financials	18.8%
Information Technology	18.3%
Consumer Discretionary	11.9%
Health Care	11.1%
Real Estate	5.8%
Utilities	3.9%
Materials	3.6%
Energy	3.1%
Consumer Staples	2.1%
Short-Term Investments	1.6%

Top Ten Holdings

(% of net assets)

Enpro, Inc.	3.43%
ESCO Technologies, Inc.	3.22%
Advanced Energy Industries, Inc.	2.87%
Moelis & Co., Class A	2.66%
Integer Holdings Corp.	2.44%
Atlantic Union Bankshares Corp.	2.35%
Addus HomeCare Corp.	2.29%
Seacoast Banking Corp. of Florida	2.17%
IDACORP, Inc.	2.12%
Selective Insurance Group, Inc.	2.10%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FOSBX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Small/Mid Cap Fund

FSMCX

: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.92%

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/2/19
Institutional Class	-5.40%	11.96%	9.41%
Russell 2500 Index	10.16%	12.09%	10.13%
Russell 2500 Value Index	9.00%	14.96%	9.95%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$30,096,058
# of Portfolio Holdings	58
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$86,463

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.4%
Information Technology	14.6%
Consumer Discretionary	12.9%
Health Care	8.7%
Real Estate	6.4%
Consumer Staples	4.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Communication Services	1.5%
Short-Term Investments	1.3%

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	2.77%
Casey's General Stores, Inc.	2.76%
IDACORP, Inc.	2.72%
Ollie's Bargain Outlet Holdings, Inc.	2.63%
Stifel Financial Corp.	2.57%
CACI International, Inc., Class A	2.54%
Markel Group, Inc.	2.50%
PTC, Inc.	2.48%
Littelfuse, Inc.	2.36%
ExlService Holdings, Inc.	2.33%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FSMCX-25

Semi-Annual Shareholder Report - September 30, 2025

Tributary Small/Mid Cap Fund

FSMBX

: Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.90%

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	-5.33%	12.05%	9.54%
Russell 2500 Index	10.16%	12.09%	9.95%
Russell 2500 Value Index	9.00%	14.96%	9.80%

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$30,096,058
# of Portfolio Holdings	58
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$86,463

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.4%
Information Technology	14.6%
Consumer Discretionary	12.9%
Health Care	8.7%
Real Estate	6.4%
Consumer Staples	4.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Communication Services	1.5%
Short-Term Investments	1.3%

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	2.77%
Casey's General Stores, Inc.	2.76%
IDACORP, Inc.	2.72%
Ollie's Bargain Outlet Holdings, Inc.	2.63%
Stifel Financial Corp.	2.57%
CACI International, Inc., Class A	2.54%
Markel Group, Inc.	2.50%
PTC, Inc.	2.48%
Littelfuse, Inc.	2.36%
ExlService Holdings, Inc.	2.33%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2025

TFS-FSMBX-25

(b)          Not applicable.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)     Included as part of financial statements filed under Item 7(a).
(b)    Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Tributary Funds
®
Semi-Annual Financials and Other Information
September 30, 2025
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member
FINRA. Northern Lights Distributors, LLC (the “Distributor”) and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Semi-Annual Report 2025
Table of Contents
Schedules of Portfolio Investments 4
Statements of Assets and Liabilities 26
Statements of Operations 28
Statements of Changes in Net Assets 30
Financial Highlights 32
Notes to Financial Statements 34
Additional Fund Information 42

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.
4

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 42.7%
Asset Backed Securities - 26.0%
$ 1,331,987 AFG ABS I, LLC, 9.40%, 09/16/30(a) $ 1,403,374
106,773 AFG ABS I, LLC, 6.30%, 09/16/30(a) 106,908
670,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(a) 681,072
232,468 Auxilior Term Funding, LLC, 5.84%,
03/15/27(a) 233,517
500,896 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 504,550
1,200,000 Avant Loans Funding Trust, 5.12%,
05/15/34(a) 1,206,183
392,448 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 393,406
1,675,135 Bankers Healthcare Group
Securitization Trust 2023-B, 6.92%,
12/17/36(a) 1,754,132
84,077 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 86,386
327,469 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 336,159
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,618,700
250,000 Capital One Prime Auto Receivables
Trust, 4.66%, 01/15/30 253,596
1,218,086 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 1,237,953
520,000 Carvana Auto Receivables Trust, 4.67%,
12/10/30(a) 520,986
500,000 Carvana Auto Receivables Trust, 5.74%,
11/13/29(a) 515,596
504,409 CCG Receivables Trust, 4.99%,
03/15/32(a) 508,992
2,054,694 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 1,764,865
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 302,854
220,937 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 211,617
204,224 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 198,405
62,167 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 61,913
70,735 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 71,376
1,000,000 Crossroads Asset Trust, 4.91%,
02/20/32(a) 1,006,240
1,290,000 Dext ABS, LLC, 4.77%, 08/15/35(a) 1,302,723
1,708,578 DLLAD, LLC, 4.79%, 01/20/28(a) 1,716,725
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,363,235
Principal
Amount
Security
Description Value
$ 479,006 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) $ 439,118
505,675 First Help Financial LLC, 4.94%,
11/15/30(a) 504,972
732,811 First Help Financial, LLC, 5.69%,
02/15/30(a) 739,132
858,757 Foundation Finance Trust, 4.60%,
03/15/50(a) 860,204
1,420,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,435,302
1,500,000 GreenSky Home Improvement Issuer
Trust, 5.02%, 06/25/60(a) 1,520,390
507,315 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 518,746
435,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 446,039
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 1,250,990
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,011,932
1,000,000 Huntington Auto Trust, 5.23%,
01/16/29(a) 1,011,059
688,015 Huntington Bank Auto Credit-Linked
Notes, 5.44%, 10/20/32(a) 694,696
961,937 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(a) 967,759
898,146 Iowa Student Loan Liquidity Corp.,
4.94%, 08/25/70(b) 891,934
143,784 LAD Auto Receivables Trust, 6.12%,
09/15/27(a) 143,936
1,220,000 M&T Equipment Notes, 4.94%,
08/18/31(a) 1,243,066
1,250,000 M&T Equipment Notes, 4.91%,
03/16/32(a) 1,273,812
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 680,577
755,149 Navient Student Loan Trust, 0.97%,
12/16/69(a) 680,665
328,597 NMEF Funding, LLC, 6.57%,
06/17/30(a) 330,799
566,908 NMEF Funding, LLC, 5.15%,
12/15/31(a) 571,281
91,537 NMEF Funding, LLC, 6.07%,
06/15/29(a) 91,657
686,480 North Texas Higher Education
Authority, Inc., 4.84%, 09/25/61(b) 683,269
1,065,950 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 1,032,848
1,601,852 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) 1,613,800
480,778 Octane Receivables Trust, 5.80%,
07/20/32(a) 485,102

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) $ 1,006,136
1,070,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(a) 1,089,215
1,135,000 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(a) 1,143,887
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 1,506,944
382,918 SLM Student Loan Trust, 5.60%,
10/25/25(b) 380,959
328,810 SLM Student Loan Trust, 6.25%,
04/15/29(b) 329,556
165,587 SLM Student Loan Trust, 6.30%,
07/25/28(b) 166,261
1,320,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(a) 1,334,940
1,385,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(a) 1,389,762
400,838 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 354,084
133,918 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 132,982
540,819 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 474,431
205,432 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 201,808
1,150,000 Space Coast Credit Union, 4.78%,
12/15/31(a) 1,158,250
221,021 Tricon American Homes Trust, 2.75%,
03/17/38(a) 219,255
1,700,000 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(a) 1,701,255
961,646 UPX HIL 2025-1 Issuer Trust, 5.16%,
01/25/47(a) 965,744
830,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 834,204
832,447 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 848,157
1,700,000 Verdant Receivables, LLC, 4.96%,
05/12/33(a) 1,728,888
712,367 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 716,474
1,375,000 Wingspire Equipment Finance, LLC,
4.57%, 09/20/33(a) 1,373,315
59,541,055
Non-Agency Commercial Mortgage Backed Securities - 11.0%
655,043 BANK 2019-BNK16, 3.93%, 02/15/52 649,702
423,010 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 414,089
875,000 BSTN Commercial Mortgage Trust,
0.00%, 04/13/41(a)(c) 875,000
910,698 BX Trust, 5.21%, 09/15/36(a)(b) 907,853
Principal
Amount
Security
Description Value
$ 670,939 BX Trust, 5.11%, 11/15/38(a)(b) $ 670,519
54,591 BX Trust, 4.96%, 01/15/34(a)(b) 54,574
1,100,000 BXHPP Trust, 4.91%, 08/15/36(a)(b) 1,067,000
1,500,000 BXMT, Ltd. CLO, 5.77%, 10/18/42(a)
(b) 1,505,526
753,608 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 734,931
291,984 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 290,287
1,000,000 FirstKey Homes Trust, 4.50%,
07/17/38(a) 997,150
1,947,534 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,941,199
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 5.22%, 10/15/36(a)(b) 1,792,125
239,531 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.11%,
08/10/44(a)(c) 176
1,120,000 IP 2025-IP Mortgage Trust, 5.42%,
06/10/42(a)(c) 1,139,844
13,446 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 13,420
1,770,220 KNDR 2021-KIND A, 5.22%,
08/15/38(a)(b) 1,763,702
123,393 MHC Commercial Mortgage Trust,
5.07%, 04/15/38(a)(b) 123,393
478,632 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 457,818
276,257 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 259,300
921,924 Tricon Residential Trust, 3.86%,
04/17/39(a) 914,851
1,050,935 TRTX Issuer, Ltd. CLO, 5.79%,
02/15/39(a)(b) 1,050,882
1,450,000 VASA Trust, 5.17%, 07/15/39(a)(b) 1,417,485
718,177 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(c) 622,207
596,758 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 608,681
1,445,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(a)(c) 1,458,231
1,073,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 1,138,157
2,145,000 WSTN Trust, 6.52%, 07/05/37(a)(c) 2,186,985
25,055,087
Non-Agency Residential Mortgage Backed Securities - 5.7%
610,667 Angel Oak Mortgage Trust, 3.35%,
01/25/67(a)(c) 579,160
131,886 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(c) 129,679
338,338 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 318,685

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 280,740 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) $ 274,445
277,794 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 272,787
28,511 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 27,861
1,231,449 COOPR Residential Mortgage Trust,
5.65%, 05/25/60(a)(d) 1,245,872
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 1,088
92,533 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(c) 89,662
56,754 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.40%,
02/25/33(b) 63,581
89,982 CSMLT Trust, 2.96%, 10/25/30(a)(c) 86,670
808,491 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(a)(d) 818,218
337,335 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(c) 332,482
136,061 MFRA Trust, 2.79%, 08/25/49(a)(c) 131,455
112,017 MFRA Trust, 0.85%, 01/25/56(a)(c) 108,864
346,824 MFRA Trust, 3.91%, 04/25/66(a)(d) 344,675
201,723 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(c) 197,320
18,546 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 17,905
30,359 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 29,309
49,111 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 47,794
246,344 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(c) 233,627
1,380,485 Provident Funding Mortgage Trust,
6.00%, 08/25/55(a)(c) 1,397,878
2,000,000 RCKT Trust, 4.99%, 07/25/34(a) 2,008,586
11,499 Residential Accredit Loans, Inc. Trust
REMIC, 6.93%, 01/07/26(b) 7,305
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/07/26 5,388
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(c) 640,517
406,765 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(c) 398,460
72,601 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(c) 71,859
257,049 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(c) 251,970
635,833 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(c) 599,272
Principal
Amount
Security
Description Value
$ 1,168,364 Woodward Capital Management,
6.14%, 04/25/44(a)(c) $ 1,182,431
1,138,022 Woodward Capital Management,
5.65%, 01/25/45(a)(d) 1,151,321
13,066,126
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $97,978,168) 97,662,268
Corporate Bonds - 30.2%
Communication Services - 0.7%
950,000 AT&T, Inc., 4.35%, 03/01/29 954,219
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 648,941
1,603,160
Consumer Discretionary - 3.3%
2,200,000 American Honda Finance Corp., 4.25%,
09/01/28 2,205,564
500,000 Carnival Corp., 4.00%, 08/01/28(a) 492,853
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 999,145
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 913,313
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,124,335
300,000 Newell Brands, Inc., 6.38%, 05/15/30 297,238
800,000 Tapestry, Inc., 5.10%, 03/11/30 818,197
435,000 Warnermedia Holdings, Inc., 4.05%,
03/15/29 419,775
275,000 Whirlpool Corp., 6.13%, 06/15/30 277,154
7,547,574
Consumer Staples - 2.3%
350,000 Agilent Technologies, Inc., 2.75%,
09/15/29 331,065
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 453,824
2,270,000 Mars, Inc., 4.80%, 03/01/30(a) 2,312,624
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,755
1,433,000 The Campbell's Co., 5.20%, 03/19/27 1,455,136
200,000 Turning Point Brands, Inc., 7.63%,
03/15/32(a) 211,640
680,000 United Rentals North America, Inc.,
4.88%, 01/15/28 677,924
5,451,968
Energy - 2.7%
450,000 ConocoPhillips Co., 4.70%, 01/15/30 458,743
700,000 Energy Transfer LP, 5.63%, 05/01/27(a) 700,311
2,155,000 Energy Transfer LP, 4.95%, 05/15/28 2,190,563
2,145,000 Occidental Petroleum Corp., 5.00%,
08/01/27 2,167,458
300,000 PBF Holding Co., LLC/PBF Finance
Corp., 9.88%, 03/15/30(a) 314,419

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 350,000 Viper Energy Partners, LLC, 4.90%,
08/01/30 $ 352,610
6,184,104
Financials - 11.6%
2,300,000 Bank of America Corp., 3.71%,
04/24/28(c) 2,285,164
225,000 CBRE Services, Inc., 4.80%, 06/15/30 228,573
1,345,000 CBRE Services, Inc., 5.50%, 04/01/29 1,395,838
2,245,000 Citigroup, Inc., 5.17%, 02/13/30(c) 2,302,956
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 575,098
980,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28(c) 972,650
2,225,000 JPMorgan Chase & Co., 5.14%,
01/24/31(c) 2,297,826
1,760,000 KeyCorp, MTN, 2.25%, 04/06/27 1,709,825
2,205,000 Morgan Stanley, 5.45%, 07/20/29(c) 2,278,448
690,000 NNN REIT, Inc., 4.60%, 02/15/31 692,575
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,040,394
1,900,000 Regions Financial Corp., 5.72%,
06/06/30(c) 1,980,233
550,000 Stellantis Financial Services US Corp.,
4.95%, 09/15/28(a) 549,855
1,350,000 The Goldman Sachs Group, Inc.,
5.21%, 01/28/31(c) 1,393,582
2,240,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(c) 2,273,701
2,215,000 U.S. Bancorp, 5.78%, 06/12/29(c) 2,305,207
125,000 Walker & Dunlop, Inc., 6.63%,
04/01/33(a) 127,831
2,245,000 Wells Fargo & Co., 4.81%, 07/25/28(c) 2,271,499
26,681,255
Industrials - 2.4%
1,125,000 Clean Harbors, Inc., 4.88%, 07/15/27(a) 1,124,056
300,000 Graphic Packaging International, LLC,
3.50%, 03/15/28(a) 289,400
725,000 Huntington Ingalls Industries, Inc.,
5.35%, 01/15/30 747,143
1,050,000 Molex Electronic Technologies, LLC,
4.75%, 04/30/28(a) 1,060,285
1,415,000 RTX Corp., 3.50%, 03/15/27 1,403,592
775,000 The Boeing Co., 6.30%, 05/01/29 822,466
5,446,942
Information Technology - 2.6%
1,350,000 Dell International, LLC/EMC Corp.,
4.75%, 04/01/28 1,369,794
1,740,000 Hewlett Packard Enterprise Co., 4.40%,
09/25/27 1,747,736
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 216,504
1,100,000 Oracle Corp., 4.45%, 09/26/30 1,099,460
1,270,000 Paychex, Inc., 5.10%, 04/15/30 1,306,872
5,740,366
Principal
Amount
Security
Description Value
Materials - 1.9%
$ 1,990,000 Albemarle Corp., 4.65%, 06/01/27 $ 1,992,046
1,885,000 The Mosaic Co., 5.38%, 11/15/28 1,942,736
400,000 Tronox, Inc., 9.13%, 09/30/30(a) 391,889
4,326,671
Utilities - 2.7%
661,000 Duke Energy Corp., 4.85%, 01/05/27 667,419
1,325,000 Duke Energy Corp., 3.15%, 08/15/27 1,303,959
2,230,000 Exelon Corp., 5.13%, 03/15/31 2,299,220
650,000 FirstEnergy Corp., 3.90%, 07/15/27 646,014
1,250,000 Florida Power & Light Co., 4.40%,
05/15/28 1,264,088
6,180,700
Total Corporate Bonds (Cost $67,901,597) 69,162,740
Government & Agency Obligations - 26.3%
GOVERNMENT SECURITIES - 25.2%
Municipals - 0.9%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,178
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,385,828
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 223,934
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 164,753
2,099,693
U.S. Treasury Securities - 24.3%
12,290,000 U.S. Treasury Note, 2.25%, 02/15/27 12,055,242
19,425,000 U.S. Treasury Note, 4.13%, 07/31/28 19,682,988
16,800,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 16,467,281
6,000,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 6,114,141
1,150,000 U.S. Treasury Note/Bond, 4.13%,
11/30/29 1,168,508
55,488,160
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.1%
Federal Home Loan Mortgage Corp. - 0.4%
206,510 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 182,795
150,282 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 148,789
542,552 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 514,632
236,878 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 38,345

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 34,025 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 $ 1,256
58,843 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 5,906
21,913 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 21,861
913,584
Federal National Mortgage Association - 0.0%
15,836 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 15,711
133,144 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39(c) 4,940
20,651
Government National Mortgage Association - 0.7%
1,145,513 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,144,015
117,654 Government National Mortgage
Association #559220, 7.00%,
01/15/33 117,593
84,078 Government National Mortgage
Association #610022, 5.60%,
08/15/34 83,920
266,248 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 268,529
1,614,057
Total Government & Agency Obligations (Cost
$59,682,728) 60,136,145
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
300 U.S. Bancorp, Series A (callable at 1,000
beginning 10/30/25), 14.31%(c)(e) 246,750
Total Preferred Stocks (Cost $307,815) 246,750
Short-Term Investments - 0.8%
Investment Company - 0.8%
1,880,515 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.00%(f) 1,880,515
Total Short-Term Investments (Cost $1,880,515) 1,880,515
Investments, at value - 100.1% (Cost $227,750,823) 229,088,418
Other liabilities in excess of assets - (0.1)% (150,342)
NET ASSETS - 100.0% $ 228,938,076
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2025, the aggregate value of these liquid securities were
$101,018,326 or 44.1% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September
30, 2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September
30, 2025.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
INCOME FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 15.0%
Asset Backed Securities - 6.0%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 937,034
544,577 Capital Automotive, 1.44%,
08/15/51(a) 526,632
848,970 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 706,784
257,193 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 223,003
108,552 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 108,109
68,979 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 67,885
318,701 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 298,152
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 890,075
801,233 Home Partners of America Trust,
2.20%, 01/17/41(a) 744,157
348,680 Navient Student Loan Trust, 1.11%,
02/18/70(a) 310,959
176,418 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 167,607
316,087 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 298,367
808,135 Progress Residential Trust, 1.52%,
07/17/38(a) 795,649
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 602,778
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 425,261
310,109 SLM Student Loan Trust, 5.60%,
10/25/25(b) 308,523
444,774 SLM Student Loan Trust, 6.25%,
04/15/29(b) 445,783
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(a) 586,659
1,117,608 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,056,665
620,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 623,140
10,123,222
Non-Agency Commercial Mortgage Backed Securities - 2.5%
765,374 BX Trust, 5.21%, 09/15/36(a)(b) 762,982
390,000 Goldman Sachs Mortgage Securities
Trust, 5.15%, 11/15/36(a)(b) 389,757
362,812 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.11%,
08/10/44(a)(c) 266
Principal
Amount
Security
Description Value
$ 1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) $ 1,012,474
505,223 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 483,253
213,113 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 200,032
607,971 Tricon Residential Trust, 3.86%,
04/17/39(a) 603,307
331,532 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 338,156
480,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 509,148
4,299,375
Non-Agency Residential Mortgage Backed Securities - 6.5%
940,901 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 886,247
194,452 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 190,092
227,732 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 223,628
196,797 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 192,307
64,192 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 66,031
765,000 COOPR Residential Mortgage Trust,
4.84%, 09/25/60(a)(d) 763,843
10,234 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 10,273
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 1,088
605,693 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 557,420
677,674 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 614,662
56,754 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.40%,
02/25/33(b) 63,581
86,521 CSMLT Trust, 2.96%, 10/25/30(a)(c) 83,336
564,611 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 507,397
788,724 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 713,095
698,397 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 624,161
368,167 MFRA Trust, 3.91%, 04/25/66(a)(d) 365,886
227,748 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 222,694
175,661 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 165,558

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
INCOME FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 130,042 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) $ 125,547
77,276 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 74,606
227,268 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 221,173
544,682 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 496,263
1,193,226 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,067,444
785,787 PSMC Trust, 2.50%, 08/25/51(a)(c) 709,207
13,500 Residential Accredit Loans, Inc. Trust
REMIC, 6.93%, 01/07/26(b) 8,577
689,940 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 612,199
109,240 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 106,891
796,788 Towd Point Mortgage Trust, 4.77%,
06/25/65(a)(c) 801,490
694,447 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 617,988
11,092,684
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $26,977,005) 25,515,281
Corporate Bonds - 25.9%
Communication Services - 1.6%
345,000 Alphabet, Inc., 2.25%, 08/15/60 186,325
1,165,000 AT&T, Inc., 4.30%, 12/15/42 1,006,661
915,000 Meta Platforms, Inc., 3.85%, 08/15/32 890,420
905,000 Verizon Communications, Inc., 3.55%,
03/22/51 663,546
2,746,952
Consumer Discretionary - 2.8%
985,000 Dollar General Corp., 3.50%, 04/03/30 946,034
550,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 558,135
600,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 557,061
1,495,000 McDonald's Corp., 3.63%, 09/01/49 1,119,916
525,000 Tapestry, Inc., 5.10%, 03/11/30 536,942
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,041,013
4,759,101
Consumer Staples - 1.9%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 546,652
685,000 Mars, Inc., 5.20%, 03/01/35(a) 700,164
865,000 The Campbell's Co., 2.38%, 04/24/30 790,340
625,000 The Campbell's Co., 4.75%, 03/23/35 606,112
565,000 The Kroger Co., 5.00%, 09/15/34 569,797
3,213,065
Principal
Amount
Security
Description Value
Energy - 1.0%
$ 1,165,000 Energy Transfer LP, 5.55%, 05/15/34 $ 1,195,291
595,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 534,966
1,730,257
Financials - 8.7%
1,345,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,225,268
1,310,000 CBRE Services, Inc., 2.50%, 04/01/31 1,184,348
1,195,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,209,441
1,244,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,126,824
1,165,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,210,873
905,000 KeyCorp, MTN, 2.25%, 04/06/27 879,200
1,185,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,203,242
400,000 Regions Financial Corp., 5.50%,
09/06/35(c) 411,228
930,000 Regions Financial Corp., 1.80%,
08/12/28 871,660
947,000 The Chubb Corp., 6.80%, 11/15/31 1,063,521
1,345,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,233,875
1,210,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,229,360
985,000 U.S. Bancorp, 4.84%, 02/01/34(c) 989,313
1,315,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 1,222,069
15,060,222
Industrials - 4.3%
1,289,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,169,389
1,220,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,099,028
225,000 Emerson Electric Co., 5.00%, 03/15/35 230,671
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,158,189
430,000 Molex Electronic Technologies, LLC,
5.25%, 04/30/32(a) 437,578
1,252,000 RTX Corp., 4.88%, 10/15/40 1,205,997
280,000 The Boeing Co., 6.53%, 05/01/34 309,530
815,000 TTX Co., 4.60%, 02/01/49(a) 723,592
935,000 Waste Management, Inc., 1.50%,
03/15/31 810,194
7,144,168
Information Technology - 1.9%
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 620,140
400,000 Oracle Corp., 4.45%, 09/26/30 399,804
740,000 Oracle Corp., 2.30%, 03/25/28 707,502
475,000 Paychex, Inc., 5.60%, 04/15/35 497,269

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
INCOME FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 $ 963,789
3,188,504
Materials - 1.0%
550,000 Albemarle Corp., 5.05%, 06/01/32 542,997
376,000 Albemarle Corp., 5.45%, 12/01/44 339,231
819,000 The Mosaic Co., 5.45%, 11/15/33 845,196
1,727,424
Real Estate - 0.7%
1,125,000 NNN REIT, Inc., 4.30%, 10/15/28 1,127,605
Utilities - 2.0%
1,160,000 Duke Energy Corp., 5.75%, 09/15/33 1,232,107
420,000 Exelon Corp., 6.50%, 03/15/55(c) 438,983
425,000 Exelon Corp., 5.13%, 03/15/31 438,192
670,000 NiSource, Inc., 5.35%, 04/01/34 689,810
588,586 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 587,179
3,386,271
Total Corporate Bonds (Cost $45,341,545) 44,083,569
Government & Agency Obligations - 58.4%
GOVERNMENT SECURITIES - 25.2%
Municipals - 0.7%
230,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 237,853
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 346,136
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 230,674
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 447,171
1,261,834
U.S. Treasury Securities - 24.5%
200,000 U.S. Treasury Bond, 4.38%, 08/15/43 193,016
9,910,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,646,475
1,195,000 U.S. Treasury Bond, 3.63%, 05/15/53 986,995
7,755,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 7,071,893
14,090,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 12,500,472
3,540,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 3,510,684
1,550,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,567,498
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,495,692
1,750,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,783,291
41,756,016
Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 33.2%
Federal Home Loan Mortgage Corp. - 13.2%
$ 740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) $ 698,670
529,514 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 544,786
310,360 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 305,952
535,844 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 502,858
246,615 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 233,924
556,941 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 514,397
949 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 947
812,228 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 695,070
979,697 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 925,927
1,420,466 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,389,110
1,238,505 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,240,921
1,267,702 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,311,980
1,463,289 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,393,448
1,866,497 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,716,033
2,537,171 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,411,811
1,677,870 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,640,643
832,605 Federal Home Loan Mortgage Corp.
#SD6968, 5.50%, 11/01/54 848,783
64,021 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 64,314
69,913 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 70,284
778,984 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 716,066
187,884 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 188,280
266,311 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 257,194
529,582 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 512,231
583,083 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 94,387

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
INCOME FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 102,891 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 $ 102,468
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 934,426
462,563 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 446,960
579,015 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 534,540
358,834 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 331,016
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,404,540
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 464,285
22,496,251
Federal National Mortgage Association - 16.8%
1,406,277 Federal National Mortgage Association,
5.00%, 07/25/36 1,423,736
53,797 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 54,496
48,019 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 48,120
42,602 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 42,849
288,146 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 264,873
90,174 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 90,586
17,171 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 18,094
206,538 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 201,346
68,314 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 66,441
156,202 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 153,972
1,110,601 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,037,272
1,139,576 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,053,021
244,891 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 237,922
309,673 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 307,926
259,105 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 249,479
316,644 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 283,013
305,613 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 285,761
954,718 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 846,087
Principal
Amount
Security
Description Value
$ 1,190,786 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 $ 1,059,011
1,821,198 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,774,013
416,466 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 417,287
1,563,389 Federal National Mortgage Association
#CB7422, 5.50%, 11/01/53 1,591,334
2,300,770 Federal National Mortgage Association
#CB9308, 5.00%, 10/01/54 2,303,346
1,810,118 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,593,767
2,582,690 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,289,761
1,839,509 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,691,430
1,565,265 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,490,558
903,899 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 801,266
1,870,272 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,716,342
1,031,267 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,034,430
1,415,099 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,418,520
206,798 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39(c) 7,673
618,456 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 560,207
433,411 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(c) 429,019
101,212 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 99,902
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 932,708
707,669 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 705,506
28,581,074
Government National Mortgage Association - 3.2%
762,727 Government National Mortgage
Association, 5.50%, 05/16/40 785,749
871,644 Government National Mortgage
Association, 4.75%, 05/16/42 872,400
317,577 Government National Mortgage
Association, 2.85%, 04/16/50 306,454
850,690 Government National Mortgage
Association, 4.75%, 10/16/55 840,563
840,517 Government National Mortgage
Association, 4.75%, 03/16/65(c) 831,873
354,894 Government National Mortgage
Association, 3.50%, 01/20/69(c) 344,198

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
INCOME FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 724,009 Government National Mortgage
Association #786915, 5.50%,
09/20/53 $ 736,983
311,488 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 286,114
525,021 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 529,520
5,533,854
Total Government & Agency Obligations (Cost
$104,280,824) 99,629,029
Shares
Security
Description Value
Short-Term Investments - 0.4%
Investment Company - 0.4%
725,521 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.00%(e) 725,521
Total Short-Term Investments (Cost $725,521) 725,521
Investments, at value - 99.7% (Cost $177,324,895) 169,953,400
Other assets in excess of liabilities - 0.3% 488,589
NET ASSETS - 100.0% $ 170,441,989
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2025, the aggregate value of these liquid securities were
$27,654,503 or 16.2% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2025.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 97.9%
GOVERNMENT SECURITIES - 94.8%
Municipals - 94.8%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 110,866
Colorado - 1.6%
200,000 City of Wheat Ridge CO Sales & Use
Tax Revenue, Colorado RB, 5.00%,
12/01/42 212,328
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 165,872
395,000 Denver City & County School District
No. 1, Colorado GO, 5.50%,
12/01/46 436,500
814,700
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 268,174
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 220,154
488,328
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 228,600
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 251,853
480,453
Massachusetts - 0.4%
200,000 Commonwealth of Massachusetts,
Massachusetts GO, 5.00%, 04/01/50 209,705
Michigan - 0.4%
205,000 Michigan State University, Michigan
RB, 5.25%, 08/15/54 216,527
Missouri - 0.5%
225,000 City of Kansas City MO, Missouri RB,
5.00%, 04/01/43 237,870
Nebraska - 83.1%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 256,318
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 295,004
300,000 Buffalo County School District No. 7,
Nebraska GO, 2.00%, 12/15/25 299,196
200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 206,243
260,000 Burton County School District No. 20,
Nebraska GO, 5.00%, 12/15/30 270,883
Principal
Amount
Security
Description Value
$ 400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 $ 378,472
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 378,742
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 310,136
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 306,180
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 202,145
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 302,209
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 331,358
140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 149,636
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 53,027
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 112,927
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 339,125
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 130,018
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 200,022
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 131,227
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 352,950
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 250,075
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 344,996
50,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/32 52,156
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 442,637
70,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 69,462
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 235,042
400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 377,686

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 $ 375,036
200,000 City of Lincoln NE Sanitary Sewer
Revenue, Nebraska RB, 5.00%,
06/15/36 220,578
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 153,145
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 149,800
205,000 City of North Platte NE, Nebraska GO,
4.00%, 12/15/33 210,243
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 360,002
100,000 City of North Platte NE, Nebraska RB,
5.00%, 12/15/34 106,901
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 48,223
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 390,183
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 221,072
300,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/45 316,761
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 558,717
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 566,328
250,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/43 267,154
250,000 City of Papillion NE, Nebraska RB,
3.75%, 09/15/29 252,869
200,000 City of Wayne NE, Nebraska GO,
5.00%, 12/15/35 212,622
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 197,038
200,000 Colfax County School District No. 58,
Nebraska GO, 5.00%, 12/15/35 213,318
45,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 45,036
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 373,140
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 277,639
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 303,548
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 443,735
Principal
Amount
Security
Description Value
$ 125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 $ 124,712
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 323,679
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 191,854
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 263,713
250,000 Cuming County School District No. 20,
Nebraska GO, 5.25%, 12/15/35 270,537
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 265,603
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 326,690
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,153,251
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 323,558
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 186,313
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 579,983
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 254,840
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 95,771
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 260,425
100,000 Douglas County Sanitary &
Improvement District No. 583,
Nebraska GO, 5.10%, 08/15/36 101,236
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 261,865
250,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 12/15/37 277,925
265,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 06/15/42 280,791
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 12/15/37 224,174
200,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 200,061
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 253,039
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 696,213
350,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 350,366

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 150,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 $ 150,033
155,000 Fillmore County School District No. 25,
Nebraska GO, 5.00%, 06/15/35 166,895
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 549,914
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 393,674
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 489,969
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 716,090
200,000 Hall County School District No. 2,
Nebraska GO, 5.00%, 12/15/39 219,870
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 156,527
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 152,949
100,000 Lancaster County School District No. 1,
Nebraska GO, 3.00%, 01/15/37 93,553
370,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/34 315,165
320,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/28 310,960
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 218,106
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 987,852
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 118,571
130,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 5.00%, 12/01/40 141,646
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 325,405
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 347,232
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 300,120
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 394,793
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 487,762
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 151,678
Principal
Amount
Security
Description Value
$ 100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 $ 100,662
195,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 191,676
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 138,578
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 200,699
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 453,308
390,000 Omaha Airport Authority, Nebraska
RB, 5.25%, 12/15/40 419,685
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 326,946
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 414,873
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 417,913
185,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/44 193,830
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/50 362,747
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 385,525
395,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/42 430,332
105,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/43 112,502
115,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/44 121,005
200,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 185,478
1,370,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 1,437,770
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 267,387
400,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/55 427,082
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 786,142
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 517,330
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 178,779
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 613,990
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 282,398
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 681,226

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 $ 440,266
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 270,415
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 221,446
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/41 217,300
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/43 319,933
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/44 318,198
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,086
100,000 Public Power Generation Agency,
Nebraska RB, 3.25%, 01/01/36 94,449
130,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 129,937
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 82,907
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 98,649
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 90,171
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 302,549
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 293,270
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 305,609
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 296,312
300,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 306,504
105,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 105,222
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 403,276
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 199,000
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 184,324
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 270,200
450,000 York County School District No. 12,
Nebraska GO, 2.00%, 12/15/25 448,795
Principal
Amount
Security
Description Value
$ 100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 $ 106,909
42,999,913
New York - 1.5%
325,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 348,269
200,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 214,979
175,000 New York City Transitional Finance
Authority, New York RB, 5.50%,
05/01/50 190,990
754,238
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 488,436
South Dakota - 0.5%
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 231,354
Texas - 2.4%
300,000 Alamo Community College District,
Texas GO, 5.25%, 08/15/50 316,933
100,000 City of Waco TX, Texas GO, 5.25%,
02/01/50 106,086
300,000 Conroe Independent School District,
Texas GO, 5.00%, 02/15/44 318,702
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 150,858
150,000 Lubbock Independent School District,
Texas GO, 5.25%, 02/15/55 159,209
200,000 Spring Independent School District,
Texas GO, 5.25%, 08/15/55 212,638
1,264,426
Wisconsin - 1.5%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 416,234
350,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 350,823
767,057
49,063,873
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 3.1%
198,001 Federal Home Loan Mortgage Corp.,
4.69%, 10/25/40(a) 203,200
193,844 Federal Home Loan Mortgage Corp.,
4.30%, 05/25/41(a) 189,226
286,994 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 239,076
248,766 Federal Home Loan Mortgage Corp.
FHLMC, 4.76%, 08/25/41 255,561

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 199,742 Federal Home Loan Mortgage Corp.,
4.78%, 07/25/42 $ 205,698
528,312 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 511,711
1,604,472
Total Government & Agency Obligations (Cost
$51,622,237) 50,668,345
Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
400,165 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.00%(c) 400,165
Total Short-Term Investments (Cost $400,165) 400,165
Investments, at value - 98.7% (Cost $52,022,402) 51,068,510
Other assets in excess of liabilities - 1.3% 695,436
NET ASSETS - 100.0% $ 51,763,946
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2025.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2025, the aggregate value of these liquid securities were
$239,076 or 0.5% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
BALANCED FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 60.6%
Communication Services - 6.1%
10,270 Alphabet, Inc., Class C $ 2,501,259
7,670 Corning, Inc. 629,170
2,290 Meta Platforms, Inc., Class A 1,681,730
1,395 T-Mobile US, Inc. 333,935
5,146,094
Consumer Discretionary - 6.4%
9,330 Amazon.com, Inc.(a) 2,048,588
82 Booking Holdings, Inc. 442,740
3,230 O'Reilly Automotive, Inc.(a) 348,226
920 Pool Corp. 285,265
1,265 Royal Caribbean Cruises, Ltd. 409,329
2,690 SharkNinja, Inc.(a) 277,474
1,525 Tesla, Inc.(a) 678,198
1,795 Texas Roadhouse, Inc. 298,239
1,475 The Home Depot, Inc. 597,655
5,385,714
Consumer Staples - 2.8%
3,280 Church & Dwight Co., Inc. 287,426
670 Costco Wholesale Corp. 620,172
2,650 Dollar General Corp. 273,878
1,045 Lamb Weston Holdings, Inc. 60,694
7,270 The Coca-Cola Co. 482,146
5,900 Walmart, Inc. 608,054
2,332,370
Energy - 1.9%
2,000 Diamondback Energy, Inc. 286,200
2,840 EOG Resources, Inc. 318,421
6,025 Exxon Mobil Corp. 679,318
2,245 Phillips 66 305,365
1,589,304
Financials - 8.2%
3,795 Brown & Brown, Inc. 355,933
1,785 Chubb, Ltd. 503,816
1,790 CME Group, Inc. 483,640
6,485 Equitable Holdings, Inc. 329,308
5,885 First American Financial Corp. 378,053
2,840 Fiserv, Inc.(a) 366,161
3,770 JPMorgan Chase & Co. 1,189,171
1,505 Mastercard, Inc., Class A 856,059
855 Moody's Corp. 407,391
4,050 Morgan Stanley 643,788
4,125 Synchrony Financial 293,081
4,150 The Bank of New York Mellon Corp. 452,184
7,690 Wells Fargo & Co. 644,576
6,903,161
Health Care - 5.2%
4,305 Abbott Laboratories 576,612
2,960 AbbVie, Inc. 685,358
1,690 Amgen, Inc. 476,918
5,120 Edwards Lifesciences Corp.(a) 398,182
Shares
Security
Description Value
1,065 Eli Lilly & Co. $ 812,595
425 Humana, Inc. 110,572
870 Lantheus Holdings, Inc.(a) 44,622
300 Thermo Fisher Scientific, Inc. 145,506
1,370 UFP Technologies, Inc.(a) 273,452
1,085 United Therapeutics Corp.(a) 454,843
2,430 Zoetis, Inc. 355,558
4,334,218
Industrials - 5.5%
2,695 AMETEK, Inc. 506,660
2,460 Cintas Corp. 504,940
15,700 CSX Corp. 557,507
4,960 Ingersoll Rand, Inc. 409,795
3,315 MasTec, Inc.(a) 705,465
1,640 Paycom Software, Inc. 341,350
4,467 RTX Corp. 747,463
4,705 The Timken Co. 353,722
2,415 Waste Management, Inc. 533,304
4,660,206
Information Technology - 20.3%
5,055 Amphenol Corp., Class A 625,556
14,230 Apple, Inc. 3,623,385
3,820 Arista Networks, Inc.(a) 556,612
4,770 Broadcom, Inc. 1,573,671
242 Fair Isaac Corp.(a) 362,160
2,120 Manhattan Associates, Inc.(a) 434,557
6,685 Microchip Technology, Inc. 429,311
6,780 Microsoft Corp. 3,511,701
405 Monolithic Power Systems, Inc. 372,859
10,748 Napco Security Technologies, Inc. 461,627
22,810 NVIDIA Corp. 4,255,890
2,820 Oracle Corp. 793,097
17,000,426
Materials - 1.3%
1,750 Balchem Corp. 262,605
985 Linde PLC 467,875
25,651 PureCycle Technologies, Inc.(a) 337,311
1,067,791
Real Estate - 1.3%
2,085 American Tower Corp. REIT 400,987
8,620 First Industrial Realty Trust, Inc. REIT 443,671
2,270 Sun Communities, Inc. REIT 292,830
1,137,488
Utilities - 1.6%
1,740 Atmos Energy Corp. 297,105
7,060 NextEra Energy, Inc. 532,960
5,025 The Southern Co. 476,219
1,306,284
Total Common Stocks (Cost $22,304,612) 50,863,056

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
BALANCED FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 10.2%
Asset Backed Securities - 6.5%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) $ 151,292
85,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(b) 86,405
44,772 Auxilior Term Funding, LLC, 5.84%,
03/15/27(b) 44,974
300,000 Avant Loans Funding Trust, 5.12%,
05/15/34(b) 301,546
41,623 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 41,725
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 178,721
21,322 CCG Receivables Trust, 5.82%,
09/16/30(b) 21,434
67,756 CCG Receivables Trust, 4.99%,
03/15/32(b) 68,372
51,445 CCG Receivables Trust, 6.28%,
04/14/32(b) 52,079
3,332 CCG Receivables Trust, 3.91%,
07/16/29(b) 3,331
232,776 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 199,941
112,571 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 93,717
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 287,991
157,377 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 158,464
18,566 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 18,037
31,934 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 29,275
200,000 FCCU Auto Receivables Trust, 5.18%,
05/15/31(b) 203,163
68,956 First Help Financial LLC, 4.94%,
11/15/30(b) 68,860
117,869 Foundation Finance Trust, 4.60%,
03/15/50(b) 118,067
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 184,824
200,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 202,155
45,095 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 46,111
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 102,538
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 171,507
129,336 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(b) 130,119
Principal
Amount
Security
Description Value
$ 100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) $ 102,777
25,374 LAD Auto Receivables Trust, 6.12%,
09/15/27(b) 25,400
105,000 M&T Equipment Notes, 4.94%,
08/18/31(b) 106,985
74,936 NMEF Funding, LLC, 5.15%,
12/15/31(b) 75,514
3,449 NMEF Funding, LLC, 6.07%,
06/15/29(b) 3,454
59,101 North Texas Higher Education
Authority, Inc., 4.84%, 09/25/61(c) 58,824
62,829 Octane Receivables Trust, 5.80%,
07/20/32(b) 63,394
140,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(b) 142,514
150,000 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(b) 151,174
119,135 Progress Residential Trust, 1.52%,
07/17/38(b) 117,295
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(b) 200,926
49,909 SLM Student Loan Trust, 6.25%,
04/15/29(c) 50,022
200,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(b) 202,264
135,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(b) 135,464
123,549 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 108,383
100,000 Space Coast Credit Union, 4.78%,
12/15/31(b) 100,717
280,000 Space Coast Credit Union Auto
Receivables Trust, 5.11%,
06/15/29(b) 282,260
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(b) 69,019
110,187 Tricon American Homes Trust, 1.48%,
11/17/39(b) 104,178
210,000 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(b) 210,155
110,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(b) 110,557
95,258 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 95,808
5,481,732
Non-Agency Commercial Mortgage Backed Securities - 2.7%
43,680 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 42,759
38,105 BX Commercial Mortgage Trust,
5.16%, 02/15/39(b)(c) 38,069
155,013 BX Trust, 5.21%, 09/15/36(b)(c) 154,528

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
BALANCED FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 71,091 CD Commercial Mortgage Trust,
4.21%, 08/15/51 $ 70,906
175,000 Goldman Sachs Mortgage Securities
Trust, 5.15%, 11/15/36(b)(c) 174,891
163,406 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 156,647
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 190,136
150,000 IP 2025-IP Mortgage Trust, 5.42%,
06/10/42(b)(d) 152,658
143,799 KNDR 2021-KIND A, 5.22%,
08/15/38(b)(c) 143,270
51,617 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(d) 49,373
129,568 Tricon Residential Trust, 3.86%,
04/17/39(b) 128,574
81,468 TRTX Issuer, Ltd. CLO, 5.79%,
02/15/39(b)(c) 81,464
125,468 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 122,569
75,333 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(d) 65,266
275,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(b)(d) 277,518
145,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 153,805
220,000 WSTN Trust, 6.52%, 07/05/37(b)(d) 224,306
2,226,739
Non-Agency Residential Mortgage Backed Securities - 1.0%
81,422 Angel Oak Mortgage Trust, 3.35%,
01/25/67(b)(d) 77,221
128,891 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(d) 121,404
121,361 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(d) 112,372
24,540 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(d) 24,098
8,866 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(d) 8,664
79,379 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(d) 73,052
109,626 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(b)(e) 110,945
17,241 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(d) 16,779
134,252 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(d) 122,318
84,931 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(d) 80,047
Principal
Amount
Security
Description Value
$ 108,177 Woodward Capital Management,
5.65%, 01/25/45(b)(e) $ 109,441
856,341
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $8,658,603) 8,564,812
Corporate Bonds - 11.1%
Communication Services - 0.8%
303,000 AT&T, Inc., 4.30%, 02/15/30 303,660
319,000 Verizon Communications, Inc., 4.78%,
02/15/35 313,804
617,464
Consumer Discretionary - 1.4%
285,000 American Honda Finance Corp., 4.25%,
09/01/28 285,721
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 202,958
330,000 McDonald's Corp., 2.13%, 03/01/30 302,632
50,000 Starbucks Corp., 2.00%, 03/12/27 48,554
335,000 The Walt Disney Co., 2.65%, 01/13/31 311,679
1,151,544
Consumer Staples - 1.1%
310,000 Dollar General Corp., 3.50%, 04/03/30 297,737
300,000 Mars, Inc., 4.80%, 03/01/30(b) 305,633
115,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27(b) 112,996
250,000 The Campbell's Co., 2.38%, 04/24/30 228,422
944,788
Energy - 0.3%
245,000 Energy Transfer LP, 4.95%, 05/15/28 249,043
Financials - 4.1%
345,000 Bank of America Corp., 2.69%,
04/22/32(d) 314,288
326,000 CBRE Services, Inc., 2.50%, 04/01/31 294,731
300,000 Citigroup, Inc., 4.91%, 05/24/33(d) 303,625
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 261,408
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 317,032
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30(d) 321,096
150,000 KeyCorp, MTN, 2.25%, 04/06/27 145,724
285,000 Morgan Stanley, 4.89%, 07/20/33(d) 289,387
155,000 NNN REIT, Inc., 4.60%, 02/15/31 155,578
225,000 Regions Financial Corp., 1.80%,
08/12/28 210,885
330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(d) 302,735
210,000 U.S. Bancorp, 4.84%, 02/01/34(d) 210,919
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(d) 320,619
3,448,027

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
BALANCED FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Health Care - 0.1%
$ 125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 $ 110,822
Industrials - 1.4%
310,000 Agilent Technologies, Inc., 2.10%,
06/04/30 281,234
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 218,232
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 255,845
175,000 Union Pacific Corp., 3.95%, 09/10/28 175,172
285,000 Waste Management, Inc., 1.50%,
03/15/31 246,958
1,177,441
Information Technology - 1.4%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 152,829
305,000 eBay, Inc., 3.60%, 06/05/27 302,751
225,000 Oracle Corp., 2.30%, 03/25/28 215,119
175,000 Paychex, Inc., 5.10%, 04/15/30 180,081
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 301,219
55,000 TSMC Global, Ltd., 1.38%, 09/28/30(b) 48,184
1,200,183
Utilities - 0.5%
85,000 Duke Energy Corp., 5.75%, 09/15/33 90,284
300,000 Exelon Corp., 5.13%, 03/15/31 309,312
399,596
Total Corporate Bonds (Cost $9,430,839) 9,298,908
Government & Agency Obligations - 14.6%
GOVERNMENT SECURITIES - 13.6%
Municipals - 0.1%
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 46,579
Treasury Inflation Index Securities - 0.3%
289,313 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 289,933
U.S. Treasury Securities - 13.2%
155,000 U.S. Treasury Note, 2.25%, 02/15/27 152,039
3,475,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,168,901
3,725,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 3,304,774
1,780,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,765,259
1,025,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,036,571
1,595,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,625,343
11,052,887
Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.0%
Federal Home Loan Mortgage Corp. - 0.4%
$ 92,846 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 $ 95,524
27,770 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(e) 27,494
2,373 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 2,367
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 223,238
348,623
Federal National Mortgage Association - 0.5%
131,493 Federal National Mortgage Association,
6.81%, 07/25/32(d) 137,711
250,589 Federal National Mortgage Association,
5.00%, 07/25/36 253,700
2,486 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 2,470
65,012 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(d) 64,353
458,234
Government National Mortgage Association - 0.1%
60,059 Government National Mortgage
Association, 3.50%, 01/20/69(d) 58,249
Total Government & Agency Obligations (Cost
$12,207,738) 12,254,505
Shares
Security
Description Value
Short-Term Investments - 3.3%
Investment Company - 3.3%
2,812,555 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.00%(g) 2,812,555
Total Short-Term Investments (Cost $2,812,555) 2,812,555
Investments, at value - 99.8% (Cost $55,414,347) 83,793,836
Other assets in excess of liabilities - 0.2% 133,954
NET ASSETS - 100.0% $ 83,927,790
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2025, the aggregate value of these liquid securities were
$8,594,325 or 10.3% of net assets.
(c) Floating rate security. Rate presented is as of September 30, 2025.
(d) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2025.
(e) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2025.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
BALANCED FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
CLO Collateralized Loan Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
SMALL/MID CAP FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.7%
Communication Services - 1.5%
2,230 Nexstar Media Group, Inc., Class A $ 440,960
Consumer Discretionary - 12.9%
3,280 Burlington Stores, Inc.(a) 834,760
816 Domino's Pizza, Inc. 352,275
2,974 Dorman Products, Inc.(a) 463,587
6,166 Ollie's Bargain Outlet Holdings, Inc.(a) 791,714
1,166 TopBuild Corp.(a) 455,743
9,927 Tractor Supply Co. 564,549
5,321 Wyndham Hotels & Resorts, Inc. 425,148
3,887,776
Consumer Staples - 4.3%
1,472 Casey's General Stores, Inc. 832,151
2,609 The Marzetti Co. 450,809
1,282,960
Energy - 4.0%
12,857 Northern Oil & Gas, Inc. 318,853
43,790 Permian Resources Corp. 560,512
12,813 SM Energy Co. 319,941
1,199,306
Financials - 17.4%
15,656 Atlantic Union Bankshares Corp. 552,500
3,236 Brown & Brown, Inc. 303,504
4,271 Cullen/Frost Bankers, Inc. 541,435
394 Markel Group, Inc.(a) 753,076
8,877 Moelis & Co., Class A 633,108
6,691 Selective Insurance Group, Inc. 542,439
6,895 SouthState Bank Corp. 681,709
6,822 Stifel Financial Corp. 774,092
3,790 UMB Financial Corp. 448,547
5,230,410
Health Care - 8.7%
11,982 AMN Healthcare Services, Inc.(a) 231,971
15,044 Enovis Corp.(a) 456,435
3,411 ICON PLC(a) 596,925
4,942 Integer Holdings Corp.(a) 510,657
1,749 Molina Healthcare, Inc.(a) 334,689
5,568 Revvity, Inc. 488,035
2,618,712
Industrials - 21.9%
2,259 Broadridge Financial Solutions, Inc. 538,026
1,531 CACI International, Inc., Class A(a) 763,632
1,720 Carlisle Cos., Inc. 565,811
4,402 EnerSys 497,250
2,857 Enpro, Inc. 645,682
15,918 ExlService Holdings, Inc.(a) 700,870
7,857 Fortune Brands Innovations, Inc. 419,485
3,965 Franklin Electric Co., Inc. 377,468
5,889 ICF International, Inc. 546,499
2,114 Lincoln Electric Holdings, Inc. 498,545
11,560 Robert Half, Inc. 392,809
Shares
Security
Description Value
19,023 Tetra Tech, Inc. $ 634,988
6,581,065
Information Technology - 14.6%
4,621 Ambarella, Inc.(a) 381,325
5,860 Blackbaud, Inc.(a) 376,857
8,630 Diodes, Inc.(a) 459,202
2,741 Littelfuse, Inc. 709,946
1,778 Manhattan Associates, Inc.(a) 364,454
4,140 Onto Innovation, Inc.(a) 534,971
9,883 Power Integrations, Inc. 397,395
3,673 PTC, Inc.(a) 745,693
3,309 Qualys, Inc.(a) 437,880
4,407,723
Materials - 4.3%
2,332 Balchem Corp. 349,940
1,327 Reliance, Inc. 372,661
4,796 RPM International, Inc. 565,353
1,287,954
Real Estate - 6.4%
6,181 Agree Realty Corp. REIT 439,098
2,216 EastGroup Properties, Inc. REIT 375,080
1,720 Jones Lang LaSalle, Inc.(a) 513,042
5,000 Lamar Advertising Co., Class A REIT 612,100
1,939,320
Utilities - 2.7%
6,195 IDACORP, Inc. 818,669
Total Common Stocks (Cost $26,621,530) 29,694,855
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
380,441 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.00%(b) 380,441
Total Short-Term Investments (Cost $380,441) 380,441
Investments, at value - 99.9% (Cost $27,001,971) 30,075,296
Other assets in excess of liabilities - 0.1% 20,762
NET ASSETS - 100.0% $ 30,096,058

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Report 2025
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.2%
Consumer Discretionary - 11.8%
138,677 Acushnet Holdings Corp. $ 10,884,758
78,426 Boot Barn Holdings, Inc.(a) 12,996,756
67,892 Dorman Products, Inc.(a) 10,583,005
117,262 LGI Homes, Inc.(a) 6,063,618
117,899 Monarch Casino & Resort, Inc. 12,478,430
68,702 Ollie's Bargain Outlet Holdings, Inc.(a) 8,821,337
112,516 Patrick Industries, Inc. 11,637,530
73,465,434
Consumer Staples - 2.1%
69,223 Interparfums, Inc. 6,810,159
511,995 Utz Brands, Inc. 6,220,739
13,030,898
Energy - 3.1%
409,723 Northern Oil & Gas, Inc. 10,161,130
369,150 SM Energy Co. 9,217,676
19,378,806
Financials - 18.8%
412,502 Atlantic Union Bankshares Corp. 14,557,196
167,096 Cass Information Systems, Inc. 6,571,886
150,774 Mercantile Bank Corp. 6,784,830
231,515 Moelis & Co., Class A 16,511,650
239,618 Origin Bancorp, Inc. 8,271,613
442,078 Seacoast Banking Corp. of Florida 13,452,434
160,556 Selective Insurance Group, Inc. 13,016,275
172,479 Stewart Information Services Corp. 12,646,160
247,258 The Baldwin Insurance Group, Inc.,
Class A(a) 6,975,148
80,220 UMB Financial Corp. 9,494,037
98,625 Walker & Dunlop, Inc. 8,247,022
116,528,251
Health Care - 11.1%
120,677 Addus HomeCare Corp.(a) 14,238,679
239,676 AMN Healthcare Services, Inc.(a) 4,640,127
305,426 Concentra Group Holdings Parent, Inc. 6,392,566
126,176 CONMED Corp. 5,934,057
335,002 Enovis Corp.(a) 10,163,961
146,433 Integer Holdings Corp.(a) 15,130,922
115,063 Prestige Consumer Healthcare, Inc.(a) 7,179,931
344,320 Simulations Plus, Inc.(a) 5,188,903
68,869,146
Industrials - 19.8%
61,814 Alamo Group, Inc. 11,800,292
34,727 CSW Industrials, Inc. 8,429,979
74,548 EnerSys 8,420,942
93,995 Enpro, Inc. 21,242,870
94,574 ESCO Technologies, Inc. 19,965,517
254,088 ExlService Holdings, Inc.(a) 11,187,495
90,580 Franklin Electric Co., Inc. 8,623,216
134,626 ICF International, Inc. 12,493,293
251,252 Kforce, Inc. 7,532,535
Shares
Security
Description Value
185,270 Korn Ferry $ 12,965,195
122,661,334
Information Technology - 18.2%
104,471 Advanced Energy Industries, Inc. 17,774,696
123,629 Ambarella, Inc.(a) 10,201,865
266,821 Benchmark Electronics, Inc. 10,285,950
146,607 Blackbaud, Inc.(a) 9,428,296
461,120 Cohu, Inc.(a) 9,374,570
160,382 CTS Corp. 6,405,657
187,180 Diodes, Inc.(a) 9,959,848
89,654 ePlus, Inc. 6,366,330
34,901 Littelfuse, Inc. 9,039,708
320,995 LiveRamp Holdings, Inc.(a) 8,711,804
173,578 Power Integrations, Inc. 6,979,571
668,962 Viavi Solutions, Inc.(a) 8,489,128
113,017,423
Materials - 3.6%
68,528 Balchem Corp. 10,283,312
151,700 Kaiser Aluminum Corp. 11,705,172
21,988,484
Real Estate - 5.8%
229,663 CareTrust REIT, Inc. 7,964,713
406,077 Marcus & Millichap, Inc. 11,918,360
472,927 NETSTREIT Corp. REIT 8,541,061
816,032 Sunstone Hotel Investors, Inc. REIT 7,646,220
36,070,354
Utilities - 3.9%
82,072 Chesapeake Utilities Corp. 11,054,278
99,436 IDACORP, Inc. 13,140,467
24,194,745
Total Common Stocks (Cost $445,755,869) 609,204,875
Shares
Security
Description Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
10,084,215 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.00%(b) 10,084,215
Total Short-Term Investments (Cost $10,084,215) 10,084,215
Investments, at value - 99.8% (Cost $455,840,084) 619,289,090
Other assets in excess of liabilities - 0.2% 1,087,562
NET ASSETS - 100.0% $ 620,376,652

Semi-Annual Report 2025
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 227,750,823
Unrealized appreciation (depreciation) of investments
1,337,595
Total investments, at value 229,088,418
Receivable for capital shares issued 153,570
Interest and dividends receivable 1,278,792
Prepaid expenses 28,311
Total Assets
230,549,091
Liabilities:
Distributions payable 391,417
Payable for investments purchased 876,968
Payable for capital shares redeemed 237,616
Accrued expenses and other payables:
Investment advisory fees 35,954
Administration fees payable to non-related parties 9,234
Administration fees payable to related parties 13,203
Shareholder service fees 818
Other fees 45,805
Total Liabilities
1,611,015
Net Assets
$ 228,938,076
Composition of Net Assets:
Paid-In Capital $ 235,666,625
Distributable earnings (6,728,549)
Net Assets
$ 228,938,076
Institutional Class:
Net assets 4,394,850
Shares of beneficial interest (See note 5 ) 480,755
Net asset value, offering and redemption price per share
$ 9.14
Institutional Plus Class:
Net assets 224,543,226
Shares of beneficial interest (See note 5 ) 24,486,505
Net asset value, offering and redemption price per share
$ 9.17

Semi-Annual Report 2025
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 177,324,895 $ 52,022,402 $ 55,414,347 $ 27,001,971 $ 455,840,084
(7,371,495) (953,892) 28,379,489 3,073,325 163,449,006
169,953,400 51,068,510 83,793,836 30,075,296 619,289,090
145,597 514,450 9,366 38,761 1,214,349
931,602 520,762 183,279 17,999 752,509
22,841 6,681 13,534 8,888 86,938
171,053,440 52,110,403 84,000,015 30,140,944 621,342,886
266,472 62,813 – – –
99,156 213,840 – – –
162,699 34,982 – 10,983 436,901
28,755 2,267 24,752 11,831 384,541
6,883 2,070 3,358 1,214 25,380
9,844 2,960 4,815 1,771 36,454
647 – 4,325 16 7,879
36,995 27,525 34,975 19,071 75,079
611,451 346,457 72,225 44,886 966,234
$ 170,441,989 $ 51,763,946 $ 83,927,790 $ 30,096,058 $ 620,376,652
$ 187,325,317 $ 53,854,616 $ 49,603,515 $ 29,266,433 $ 413,440,113
(16,883,328) (2,090,670) 34,324,275 829,625 206,936,539
$ 170,441,989 $ 51,763,946 $ 83,927,790 $ 30,096,058 $ 620,376,652
2,052,271 – 27,994,448 440,165 37,415,346
218,646 – 1,297,686 26,704 1,260,904
$ 9.39 $ – $ 21.57 $ 16.48 $ 29.67
168,389,718 51,763,946 55,933,342 29,655,893 582,961,306
17,946,980 5,593,915 2,643,377 1,799,527 19,486,336
$ 9.38 $ 9.25 $ 21.16 $ 16.48 $ 29.92

Semi-Annual Report 2025
Statements of Operations
Six Months Ended September 30, 2025 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 5,325,610
Dividend 46,066
Total Income
5,371,676
Expenses:
Investment advisory fees (Note 3) 570,544
Administration fees 137,793
Shareholder service fees - Institutional Class 4,278
Custodian fees 10,097
Chief compliance officer fees 10,675
Director fees 12,899
Registration and filing fees 3,275
Transfer agent fees 31,719
Other Fees 81,350
Total expenses before waivers 862,630
Expenses waived by adviser (Note 3)
(345,884)
Total Expenses
516,746
Net Investment Income (Loss)
4,854,930
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions 181,207
Change in unrealized appreciation (depreciation) on investments
1,293,841
Net realized and unrealized gain on investments
1,475,048
Net increase in net assets from operations
$ 6,329,978

Semi-Annual Report 2025
Statements of Operations
Six Months Ended September 30, 2025 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 3,492,577 $ 746,753 $ 615,860 $ – $ –
41,648 17,734 344,504 271,122 5,866,665
3,534,225 764,487 960,364 271,122 5,866,665
510,295 101,802 303,676 152,955 2,670,025
102,701 30,733 48,879 21,712 379,185
1,293 – 21,844 39 43,507
8,379 2,507 3,824 2,350 23,959
7,956 2,381 3,769 1,678 28,912
9,613 2,877 4,582 2,035 35,526
4,108 748 4,086 3,427 15,503
27,423 10,635 24,622 17,070 105,495
65,521 48,930 59,555 27,017 93,895
737,289 200,613 474,837 228,283 3,396,007
(324,070) (86,775) (147,743) (66,600) (346,982)
413,219 113,838 327,094 161,683 3,049,025
3,121,006 650,649 633,270 109,439 2,817,640
(297,319) (86,029) 3,348,109 (2,127,406) 14,413,294
2,649,192 1,196,724 5,054,447 4,073,511 21,078,142
2,351,873 1,110,695 8,402,556 1,946,105 35,491,436
$ 5,472,879 $ 1,761,344 $ 9,035,826 $ 2,055,544 $ 38,309,076

Semi-Annual Report 2025
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Six Months
Ended
September 30, 2025
For the Year
Ended
March 31, 2025
For the Six Months
Ended
September 30, 2025
For the Year
Ended
March 31, 2025
Operations:
Net investment income $ 4,854,930 $ 8,965,901 $ 3,121,006 $ 5,976,797
Net realized gain (loss) on investment
transactions 181,207 (555,266) (297,319) (1,104,954)
Net change in unrealized appreciation
(depreciation) on investments 1,293,841 4,456,950 2,649,192 3,682,813
Net increase (decrease) in net assets from operations
6,329,978 12,867,585 5,472,879 8,554,656
Distributions to Shareholders:
Institutional Class (81,168) (185,449) (31,944) (64,532)
Institutional Plus Class (4,361,609) (8,826,270) (2,759,367) (5,581,167)
Change in net assets from distributions to
shareholders
(4,442,777) (9,011,719) (2,791,311) (5,645,699)
Capital Transactions:
Proceeds from shares issued
Institutional Class 6,319 117,639 7,435 121,931
Institutional Plus Class 10,626,779 32,721,721 4,434,842 23,023,731
Proceeds from dividends reinvested
Institutional Class 68,496 151,166 31,926 63,985
Institutional Plus Class 2,000,872 3,799,784 1,130,328 2,129,531
Cost of shares redeemed
Institutional Class
(88,477) (1,233,701) (35,251) (414,432)
Institutional Plus Class
(12,745,432) (29,777,860) (9,600,819) (26,374,358)
Change in net assets from capital transactions
(131,443) 5,778,749 (4,031,539) (1,449,612)
Change in net assets
1,755,758 9,634,615 (1,349,971) 1,459,345
Net Assets:
Beginning of Period
227,182,318 217,547,703 171,791,960 170,332,615
End of Period
$ 228,938,076 $ 227,182,318 $ 170,441,989 $ 171,791,960
Share Transactions Institutional Class:
Shares issued 694 13,061 808 13,335
Shares reinvested 7,523 16,778 3,443 6,994
Shares redeemed
(9,733) (136,577) (3,788) (45,616)
Change in shares
(1,516) (106,738) 463 (25,287)
Share Transactions Institutional Plus Class:
Shares issued 1,164,900 3,620,664 480,006 2,522,562
Shares reinvested 219,026 420,305 122,000 232,609
Shares redeemed
(1,397,717) (3,299,039) (1,039,204) (2,886,011)
Change in shares
(13,791) 741,930 (437,198) (130,840)

Semi-Annual Report 2025
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Six
Months
Ended
September 30,
2025
For the Year
Ended
March 31, 2025
For the Six
Months
Ended
September 30,
2025
For the Year
Ended
March 31, 2025
For the Six
Months
Ended
September 30,
2025
For the Year
Ended
March 31, 2025
For the Six
Months
Ended
September 30,
2025
For the Year
Ended
March 31, 2025
$ 650,649 $ 1,220,296 $ 633,270 $ 1,196,755 $ 109,439 $ 100,212 $ 2,817,640 $ 2,886,189
(86,029) (213,221) 3,348,109 4,885,559 (2,127,406) 285,185 14,413,294 45,178,740
1,196,724 (293,846) 5,054,447 (2,032,570) 4,073,511 (4,503,243) 21,078,142 (67,827,996)
1,761,344 713,229 9,035,826 4,049,744 2,055,544 (4,117,846) 38,309,076 (19,763,067)
– – (179,469) (1,396,625) – – – (2,792,847)
(646,136) (1,203,214) (432,655) (2,854,033) – (51,220) – (47,888,708)
(646,136) (1,203,214) (612,124) (4,250,658) – (51,220) – (50,681,555)
– – 95,533 612,375 2,151 6,444 942,843 5,152,924
3,877,119 9,220,816 1,425,431 5,802,850 5,994,991 31,414,536 52,319,409 148,242,126
– – 167,880 1,289,899 1 – – 2,420,384
263,452 486,655 377,335 2,495,079 – 9,200 – 25,784,299
– – (1,462,984) (7,982,258) (7,935) (56,785) (5,448,685) (17,770,888)
(4,067,551) (13,855,148) (3,672,517) (6,667,975) (15,851,087) (3,154,276) (122,114,438) (192,996,008)
73,020 (4,147,677) (3,069,322) (4,450,030) (9,861,879) 28,219,119 (74,300,871) (29,167,163)
1,188,228 (4,637,662) 5,354,380 (4,650,944) (7,806,335) 24,050,053 (35,991,795) (99,611,785)
50,575,718 55,213,380 78,573,410 83,224,354 37,902,393 13,852,340 656,368,447 755,980,232
$ 51,763,946 $ 50,575,718 $ 83,927,790 $ 78,573,410 $ 30,096,058 $ 37,902,393 $ 620,376,652 $ 656,368,447
– – 4,676 30,500 137 389 33,084 164,275
– – 8,092 63,113 – – – 75,074
– – (71,949) (394,061) (528) (3,464) (190,767) (571,689)
– – (59,181) (300,448) (391) (3,075) (157,683) (332,340)
427,065 1,011,304 73,601 292,130 390,522 1,761,239 1,853,614 4,725,483
28,955 53,470 18,535 124,418 – 512 – 794,585
(448,100) (1,520,070) (183,538) (335,180) (974,162) (187,938) (4,376,041) (6,222,988)
7,920 (455,296) (91,402) 81,368 (583,640) 1,573,813 (2,522,427) (702,920)

Financial Highlights
For a Share Outstanding
Semi-Annual Report 2025

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/25 $ 9.07 $ 0.19 $ 0.05 $ 0.24 $ (0.17) $ — $ 9.14 2.65% $ 4,395 0.64% 4.06% 1.48% 22%
03/31/25 8.91 0.35 0.16 0.51 (0.31) (0.04) 9.07 5.81 4,372 0.66 3.86 1.44 42
03/31/24 8.77 0.29 0.09 0.38 (0.24) (0.00)
(e)
8.91 4.45 5,247 0.64 3.26 1.33 48
03/31/23 9.00 0.18 (0.20) (0.02) (0.19) (0.02) 8.77 (0.13) 5,843 0.65 2.00 1.28 35
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01) 9.00 (2.80) 7,873 0.65 1.07 1.09 40
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02) 9.42 3.44 10,518 0.68 1.43 1.21 50
Institutional Plus Class
09/30/25 9.09 0.19 0.07 0.26 (0.18) — 9.17 2.86 224,543 0.45 4.26 0.74 22
03/31/25 8.94 0.37 0.15 0.52 (0.33) (0.04) 9.09 5.91 222,810 0.45 4.07 0.74 42
03/31/24 8.80 0.30 0.10 0.40 (0.26) (0.00)
(e)
8.94 4.64 212,301 0.46 3.45 0.73 48
03/31/23 9.03 0.19 (0.19) 0.00 (0.21) (0.02) 8.80 0.05 246,064 0.48 2.17 0.74 35
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01) 9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02) 9.45 3.63 226,818 0.49 1.61 0.73 50
INCOME FUND
Institutional Class
09/30/25 9.24 0.16 0.14 0.30 (0.15) — 9.39 3.23 2,052 0.61 3.54 2.12 8
03/31/25 9.08 0.31 0.14 0.45 (0.28) (0.01) 9.24 5.06 2,016 0.61 3.39 2.16 16
03/31/24 9.17 0.29 (0.10) 0.19 (0.27) (0.01) 9.08 2.10 2,211 0.64 3.20 1.95 33
03/31/23 9.91 0.25 (0.73) (0.48) (0.25) (0.01) 9.17 — 2,564 0.63 2.67 1.79 27
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01) 9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01) 10.56 1.34 4,959 0.72 1.70 1.52 34
Institutional Plus Class
09/30/25 9.23 0.17 0.13 0.30 (0.15) — 9.38 3.30 168,390 0.48 3.67 0.85 8
03/31/25 9.08 0.32 0.13 0.45 (0.29) (0.01) 9.23 5.08 169,776 0.49 3.51 0.84 16
03/31/24 9.17 0.30 (0.10) 0.20 (0.28) (0.01) 9.08 2.25 168,121 0.49 3.35 0.84 33
03/31/23 9.91 0.26 (0.73) (0.47) (0.26) (0.01) 9.17 — 204,008 0.51 2.79 0.85 27
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01) 9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01) 10.56 1.52 198,448 0.55 1.88 0.82 34
NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/25 9.05 0.12 0.20 0.32 (0.12) — 9.25 3.51 51,764 0.45 2.56 0.79 10
03/31/25 9.14 0.21 (0.09) 0.12 (0.21) — 9.05 1.28 50,576 0.45 2.29 0.78 18
03/31/24 9.20 0.19 (0.06) 0.13 (0.19) — 9.14 1.44 55,213 0.45 2.08 0.75 17
03/31/23 9.29 0.17 (0.09) 0.08 (0.17) — 9.20 0.91 57,118 0.44 1.87 0.74 19
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01) 9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01) 9.86 3.08 72,255 0.45 1.63 0.67 15
BALANCED FUND
Institutional Class
09/30/25 19.45 0.15 2.11 2.26 (0.14) — 21.57 11.63 27,994 0.92 1.46 1.34 12
03/31/25 19.51 0.27 0.68 0.95 (0.26) (0.75) 19.45 4.65 26,385 0.93 1.32 1.32 22
03/31/24 17.48 0.24 2.86 3.10 (0.23) (0.84) 19.51 18.18 32,335 0.95 1.32 1.31 19
03/31/23 19.37 0.18 (1.13) (0.95) (0.16) (0.78) 17.48 (4.63) 30,017 0.96 1.00 1.31 22
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57) 19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97) 19.66 31.47 36,650 1.02 0.71 1.30 21

Financial Highlights
For a Share Outstanding
Semi-Annual Report 2025

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
Institutional Plus Class
09/30/25 $ 19.08 $ 0.16 $ 2.08 $ 2.24 $ (0.16) $ — $ 21.16 11.78% $ 55,933 0.75% 1.62% 1.09% 12%
03/31/25 19.18 0.30 0.66 0.96 (0.31) (0.75) 19.08 4.78 52,189 0.76 1.49 1.08 22
03/31/24 17.21 0.27 2.82 3.09 (0.28) (0.84) 19.18 18.41 50,890 0.77 1.49 1.07 19
03/31/23 19.10 0.20 (1.10) (0.90) (0.21) (0.78) 17.21 (4.46) 42,137 0.79 1.17 1.08 22
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57) 19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97) 19.43 31.76 42,063 0.84 0.89 1.05 21
SMALL/MID CAP FUND
Institutional Class
09/30/25 15.73 0.05 0.70 0.75 — — 16.48 4.77 440 0.92 0.59 5.69 16
03/31/25 16.49 0.07 (0.83) (0.76) — — 15.73 — 426 0.92 0.40 5.50 25
03/31/24 13.69 0.03 2.77 2.80 — — 16.49 20.45 498 0.93 0.22 5.71 23
03/31/23 14.89 0.04 (1.00) (0.96) — (0.24) 13.69 (6.45) 402 0.92 0.28 5.92 24
03/31/22 13.83 0.01 1.60 1.61 — (0.55) 14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00 5.82 5.82 — — 13.83 72.66 36 1.19 (0.01) 77.98 28
Institutional Plus Class
09/30/25 15.73 0.05 0.70 0.75 — — 16.48 4.77 29,656 0.90 0.61 1.22 16
03/31/25 16.50 0.07 (0.82) (0.75) (0.02) — 15.73 — 37,476 0.90 0.42 1.34 25
03/31/24 13.73 0.04 2.77 2.81 (0.04) — 16.50 20.51 13,355 0.90 0.26 1.62 23
03/31/23 14.95 0.04 (1.01) (0.97) (0.01) (0.24) 13.73 (6.49) 14,009 0.91 0.30 1.76 24
03/31/22 13.86 0.01 1.63 1.64 — (0.55) 14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) — 13.86 73.22 3,726 0.95 0.24 3.02 28
SMALL COMPANY FUND
Institutional Class
09/30/25 27.83 0.10 1.74 1.84 — — 29.67 6.61 37,415 1.18 0.68 1.39 12
03/31/25 30.70 0.05 (0.89) (0.84) — (2.03) 27.83 (3.64) 39,484 1.18 0.17 1.37 29
03/31/24 27.16 0.07 4.31 4.38 (0.06) (0.78) 30.70 16.26 53,758 1.17 0.24 1.34 27
03/31/23 31.88 0.09 (1.27) (1.18) (0.00)
(e)
(3.54) 27.16 (3.25) 51,987 1.17 0.32 1.35 37
03/31/22 33.85 0.04 3.14 3.18 — (5.15) 31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) — 33.85 67.03 69,896 1.17 0.28 1.34 64
Institutional Plus Class
09/30/25 28.03 0.13 1.76 1.89 — — 29.92 6.74 582,961 0.96 0.91 1.06 12
03/31/25 30.92 0.12 (0.89) (0.77) (0.09) (2.03) 28.03 (3.43) 616,885 0.95 0.40 1.05 29
03/31/24 27.37 0.13 4.34 4.47 (0.14) (0.78) 30.92 16.50 702,223 0.95 0.46 1.06 27
03/31/23 32.12 0.16 (1.28) (1.12) (0.09) (3.54) 27.37 (3.02) 633,937 0.96 0.54 1.06 37
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15) 32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) — 34.03 67.37 721,075 0.96 0.49 1.05 64
(a) Per share data calculated using average share method.
(b) Ratios excluding contractual and voluntary waivers.
(c) Amount represents less than $0.005.

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). The Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Nebraska Tax-Free Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the
Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief
Operating Decision Maker.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2025, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 59,541,055 $ – $ 59,541,055
Non-Agency Commercial Mortgage Backed Securities – 25,055,087 – 25,055,087
Non-Agency Residential Mortgage Backed Securities – 13,066,126 – 13,066,126
Corporate Bonds – 69,162,740 – 69,162,740
Government & Agency Obligations – 60,136,145 – 60,136,145
Preferred Stocks 246,750 – – 246,750
Short-Term Investments 1,880,515 – – 1,880,515
Total $ 2,127,265 $ 226,961,153 $ – $ 229,088,418
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 10,123,222 $ – $ 10,123,222
Non-Agency Commercial Mortgage Backed Securities – 4,299,375 – 4,299,375
Non-Agency Residential Mortgage Backed Securities – 11,092,684 – 11,092,684
Corporate Bonds – 44,083,569 – 44,083,569
Government & Agency Obligations – 99,629,029 – 99,629,029
Short-Term Investments 725,521 – – 725,521
Total $ 725,521 $ 169,227,879 $ – $ 169,953,400
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 50,668,345 $ – $ 50,668,345
Short-Term Investments 400,165 – – 400,165
Total $ 400,165 $ 50,668,345 $ – $ 51,068,510
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 50,863,056 $ – $ – $ 50,863,056
Asset Backed Securities – 5,481,732 – 5,481,732
Non-Agency Commercial Mortgage Backed Securities – 2,226,739 – 2,226,739
Non-Agency Residential Mortgage Backed Securities – 856,341 – 856,341
Corporate Bonds – 9,298,908 – 9,298,908
Government & Agency Obligations – 12,254,505 – 12,254,505
Short-Term Investments 2,812,555 – – 2,812,555
Total $ 53,675,611 $ 30,118,225 $ – $ 83,793,836

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The
Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 29,694,855 $ – $ – $ 29,694,855
Short-Term Investments 380,441 – – 380,441
Total $ 30,075,296 $ – $ – $ 30,075,296
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 609,204,875 $ – $ – $ 609,204,875
Short-Term Investments 10,084,215 – – 10,084,215
Total $ 619,289,090 $ – $ – $ 619,289,090

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a wholly-owned subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the
Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small
Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-
adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to
0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20%
of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund’s average daily net assets as follows.
Each Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by a Fund would be made monthly, but only so long as the net annual operating expenses of the Fund, after taking into account any reimbursement are equal to or less than the Fund’s then-current expense limitation and the expense limitation in effect at the time of the waiver or reimbursement. These fee waivers will continue through August 1, 2026, unless the Board approves a change in or elimination of the waiver.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the six months ended September 30, 2025, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At September 30, 2025, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,911,902; Income
Fund – $1,897,017; Nebraska Tax-Free Fund – $514,349; Balanced Fund – $795,299; Small/Mid Cap Fund – $353,078; Small Company
Fund – $2,209,979.
Expense Caps
Short-Intermediate Bond Fund 0.45%
Income Fund 0.48
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.74
Small/Mid Cap Fund 0.90
Small Company Fund 0.96
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 345,201 $ 683 $ 345,884
Income Fund 323,561 509 324,070
Nebraska Tax-Free Fund 86,623 152 86,775
Balanced Fund 147,501 242 147,743
Small/Mid Cap Fund 66,492 108 66,600
Small Company Fund 345,102 1,880 346,982

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co-Administrators”) serve as Co-Administrators of the Funds. Certain directors and officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the six months ended September 30, 2025, the Funds did not pay FNBO any fees. The amounts accrued for shareholder service fees are included under
Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the six months ended September 30, 2025, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended September 30, 2025, were as follows:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at a “readily available market quotation:, which is defined as a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date
(provided that a quotation will not be readily available if it is not reliable).
For the six months ended September 30, 2025, the Funds did not engage in securities transactions with affiliates.
Purchases Sales
Short-Intermediate Bond Fund $ 38,893,402 $ 39,791,484
Income Fund 6,884,009 8,875,669
Nebraska Tax-Free Fund 5,568,132 5,112,956
Balanced Fund 7,259,096 10,519,454
Small/Mid Cap Fund 5,674,535 15,412,138
Small Company Fund 75,971,801 142,650,447
Purchases Sales
Short-Intermediate Bond Fund $ 10,634,707 $ 10,438,856
Income Fund 7,341,844 6,197,481
Nebraska Tax-Free Fund – 5,037
Balanced Fund 2,050,064 1,915,823

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to differences in distributions for book and tax purposes. These reclassifications have no impact on net assets.
As of September 30, 2025, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2025, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund (211,151) 211,151
Small/Mid Cap Fund – –
Small Company Fund (4,714,000) 4,714,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 227,750,823 $ 2,921,261 $ (1,583,666) $ 1,337,595
Income Fund 177,324,895 1,820,145 (9,191,640) (7,371,495)
Nebraska Tax-Free Fund 52,022,402 224,898 (1,178,789) (953,891)
Balanced Fund 55,414,347 29,292,858 (913,369) 28,379,489
Small/Mid Cap Fund 27,001,971 4,769,596 (1,696,271) 3,073,325
Small Company Fund 455,840,084 193,058,648 (29,609,642) 163,449,006
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 803,785 $ – $ – $ (409,404) $ 998,952 $ (10,009,083)
Income Fund 788,173 – – (274,766) (10,799,147) (9,279,156)
Nebraska Tax-Free Fund 1,174 62,229 – (62,629) (2,159,013) (1,047,639)
Balanced Fund 35,257 – 2,589,897 – 23,306,852 (31,433)
Small/Mid Cap Fund 52,284 – – – (1,171,725) (106,478)
Small Company Fund 1,383,629 – 33,359,913 – 137,344,583 (3,460,662)
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carryforward includes deferred post October loss and late year ordinary losses.

Notes to Financial Statements
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2024 and March 31, 2025.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, were as follows:
At March 31, 2025, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2025, the Funds deferred losses to April 1, 2025 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the year ended March 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. The federal returns are subject to examination by the Internal
Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2025 2024 2025 2024 2025 2024 2025 2024
Short-Intermediate Bond
Fund $ 8,968,955 $ 6,232,146 $ – $ – $ – $ – $ 8,968,955 $ 6,232,146
Income Fund 5,667,412 5,426,497 – – – – 5,667,412 5,426,497
Nebraska Tax-Free Fund 29,779 67,506 1,173,257 1,105,312 – – 1,203,036 1,172,818
Balanced Fund 1,443,672 1,101,784 – – 2,806,986 3,489,469 4,250,658 4,591,253
Small/Mid Cap Fund 51,220 35,171 – – – – 51,220 35,171
Small Company Fund 5,853,114 5,541,785 – – 44,828,441 16,908,575 50,681,555 22,450,360
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 988,934 $ 9,020,149 $ 10,009,083
Income Fund 1,620,998 7,658,158 9,279,156
Nebraska Tax-Free Fund 165,191 882,448 1,047,639
Small/Mid Cap Fund 106,478 – 106,478
Late Year Losses/Post-October
Losses
Balanced Fund $ 31,433
Small Company Fund 3,460,662

Additional Fund Information
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
On June 10, 2025, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreement for the Company of “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any part to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May
3, 2010, as amended, (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Fund, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011, as amended, (“Investment Sub-Advisory Agreement”), between
Tributary and First National Advisers (“FNA”) with respect to the Tributary Balanced Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund
and the Tributary Nebraska Tax-Free Fund (collectively, the “FNA Funds”).
Tributary Capital Management, LLC
In deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision, respecting the Investment
Advisory Agreement with Tributary. However, the following at the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the Investment Advisory Agreement.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also considered the adequacy of Tributary’s resources and noted Tributary’s representation that the firm is financially stable, has the operational capacity and the necessary staffing and experience to continue providing quality investment advisory services to the Fund.
The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly owned subsidiary of First National Bank of
Omaha. The Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-months ended December 31, 2024, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds.
The Board also noted the historic financial stability of FNBO and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses, including Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices, Tributary’s coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under
Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Funds would continue to manage the Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the performance of the Small Company Fund and Small/Mid-Cap Fund as compared to their respective broad-
based securities market indices.
The Board observed that the Small Company Fund underperformed each of its Lipper peer group average and its Morningstar peer group average for the one- and five-year periods ended March 31, 2025, and outperformed each its Lipper peer group average and its Morningstar peer group average for the three-
year period ended March 31, 2025. The Board also observed that the Small Company Fund outperformed the Russell 2000® Index for the one-, three-, and five-year periods ended March 31, 2025. The Board also observed that the Small Company Fund underperformed the Russell 2000® Value Index over the one- and five-year periods ended March 31, 2025 and outperformed the Russell 2000® Value Index over the three-year period ended March 31, 2025. The
Board considered Tributary’s explanation regarding the Small Company Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small Company Fund’s performance as compared to certain accounts managed by
Tributary with comparable investment strategies.

Additional Fund Information
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

The Board observed that for the one-year period ended March 31, 2025, the Small/Mid-Cap Fund outperformed its Lipper group average and underperformed its Morningstar peer group average. The Board also observed that the Small/Mid-Cap Fund outperformed each of its Morningstar peer group average and Lipper peer group average for the three- and five-year period ended March 31, 2025. The Board also observed that the Small/Mid-Cap Fund underperformed both the Russell 2500® Index and Russell 2500® Value Index for the one-year period ended March 31, 2025 and outperformed both the Russell 2500® Index and
Russell 2500® Value Index for the three-year period ended March 31, 2025. With respect to the five-year period ended March 31, 2025, the Board observed that the Small/Mid-Cap Fund outperformed the Russell 2500® Index and underperformed the Russell 2500® Value Index. The Board considered Tributary’s explanation regarding the Small/Mid-Cap Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small/Mid-Cap Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the performance data for the Balanced Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund, which Tributary advises, will be next discussed during the review of FNA, the sub-adviser to those Funds.
After reviewing and further discussing the performance of the Funds, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the Funds could benefit from Tributary’s continued
management of the Funds and that the performance of the Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary and FNA. The Board noted that the Funds’ advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer groups.
The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same, although Tributary proposed a reduction in the expense caps of the Tributary Balanced Fund and Tributary Income Fund effective August 1, 2025.
With respect to the Small Company Fund, the Board observed that the total expense ratio was higher than the median of its Lipper peer group and noted that the Fund’s slightly higher net advisory fee was offset by the Fund’s lower than average non-management expenses. The Board noted that the Small Company
Fund’s expense cap was most recently lowered on August 1, 2020 and considered the Adviser’s representation that overall expenses for the Small Company
Fund’s shareholders were believed to be competitive and being noted in Morningstar as Average for the overall fee level. The Board also considered advisory fees paid to Tributary for management of certain accounts with investment policies similar to that of the Small Company Fund, which advisory fees were lower than the advisory fees paid by the Fund. However, the Board noted certain distinguishing factors in the compensation arrangements, including that Tributary subsidizes certain intermediary expenses on behalf of the Fund, which payments are not made with respect to such other accounts.
With respect to the Small/Mid-Cap Fund, the Board observed that the net advisory fee and total expense ratio were both lower than the median of its Lipper peer group. The Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Small/Mid-Cap Fund to its Lipper and Morningstar peer groups due, at least in part, to the relatively small size of the Small/Mid-Cap Fund and differences in the capitalization of the constituents of the Small/Mid-Cap Fund’s portfolio as compared to the peers in the Morningstar Small Cap Core Funds peer group and Lipper peers. The Board also reviewed the Expense Waiver Agreement currently in place and noted that the Small/Mid Cap Fund’s expense cap was recently lowered on August 1, 2022 and considered the Adviser’s representation that overall expenses for the Small/Mid Cap Fund’s shareholders remained competitive.
With respect to the Balanced Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund due to an overall
Morningstar feel level of Above Average.
With respect to the Income Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.
With respect to the Short-Intermediate Bond Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each in line with its Lipper peer group averages and noted that the expense cap was most recently reduced on August 1, 2023.
With respect to the Nebraska Tax-Free Fund, the Board observed that each of the advisory fee and total expense ratio with respect to its Institutional Plus Class was lower than its Lipper peer group averages.
The Board considered Tributary’s profitability with respect to advisory services provided to the Funds. Based on the foregoing, among other relevant considerations, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by
Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.

Additional Fund Information
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

The Board considered whether the Funds could benefit from any economies of scale. In this regard, the Board considered the Funds’ fee structures, asset sizes, net expense ratios, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Noting the relatively stable asset levels in the Funds, the Board did not consider breakpoints in advisory fees as appropriate at this time, noting that economies of scale could be achieved through breakpoints at higher Fund asset levels. The Board discussed with Tributary appropriate assets levels at which any breakpoints in advisory fees may be considered. Currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.
First National Advisers, LLC
In deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision, respecting the Investment
Sub-Advisory Agreement with FNA. However, the following at the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the Investment Sub-Advisory Agreement.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services provided to the FNA Funds under FNA’s Investment
Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager employed by FNA who provided services under the
Investment Sub-Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the
Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNA’s advisory services, including its services as sub-adviser to
Tributary on behalf of the FNA Funds. The Board also evaluated FNA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNA’s current Form ADV. The Board concluded, based on the materials reviewed, that FNA would be sufficiently capitalized to satisfy its obligations to the FNA Funds. The Board also noted the historical financial stability of FNBO, FNA’s parent company, as it relates to the operations of FNA. After reviewing the foregoing information and further information in FNA’s responses, including descriptions of FNA’s overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNA were satisfactory and adequate for the FNA Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNA Funds are expected to continue unchanged under FNA’s
Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNA currently managing the FNA Funds would continue to manage the FNA Funds as well as the addition of a portfolio manager to the Balanced Fund. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNA for the FNA Funds. The Board noted that each of the FNA Funds’ performance for the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group. The Board also considered the performance of the Short-Intermediate Bond Fund and Income Fund as compared to certain accounts managed by FNA with comparable investment strategies.
With respect to the Balanced Fund, the Board observed that for the Balanced Fund underperformed each of its Lipper group average and Morningstar peer group average for the one-year period ended March 31, 2025 and outperformed each of its Lipper group average and Morningstar peer group average for the three-year period ended March 31, 2025. With respect to the five-year period ended March 31, 2025, the Board observed that the Balance Fund outperformed its Morningstar peer group average and underperformed its Lipper group average. The Board further observed that the Balanced Fund’s Institutional Plus Shares underperformed each of the Russell 3000 Index and its composite index, 60% of which is comprised of the Russell 3000 Index and 40% of which is comprised of the Barclays U.S. Intermediate Government/Credit Index, for the one-, three-, and five-year periods ended March 31, 2025.
With respect to the Income Fund, the Board observed that the Fund outperformed each of its Lipper peer group average and Morningstar peer group average during the one- and three-year periods ended March 31, 2025 and underperformed each of its Lipper peer group average and Morningstar peer group average for the five-year period ended March 31, 2025. The Board further observed that the Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond
Index during the one-, three-, and five-year periods ended March 31, 2025.

Additional Fund Information
September 30, 2025
(Unaudited)
Semi-Annual Report 2025

With respect to the Short-Intermediate Bond Fund, the Board observed that the Fund’s Institutional Plus Shares underperformed its Morningstar peer group average for the one-, three-, and five-year periods ended March 31, 2025. The Board also observed that the Short-Intermediate Bond Fund underperformed its
Lipper peer group for the one- and five-year periods ended March 31, 2025 and outperformed its Lipper peer group for the three-year period ended March 31,
2025. The Board further observed that the Short-Intermediate Bond Fund outperformed each of the Barclays U.S. Aggregate Bond Index and the Barclays U.S.
Government/Credit 1-3 Year Index during the one-, three-, and five-year periods ended March 31, 2025.
With respect to the Nebraska Tax-Free Fund, the Board observed that the Fund outperformed its Morningstar peer group average during the one-, three-, and five-year periods ended March 31, 2025. The Board also observed that the Nebraska Tax-Free Fund outperformed its Lipper peer group average during the one- and three-year periods ended March 31, 2025 and underperformed its Lipper peer group average for the five-year period ended March 31, 2025. The Board further observed that the Nebraska underperformed the Bloomberg Barclays 1-15 Year Municipal Index for the one-, three-, and five-year periods ended March
31, 2025, outperformed the Bloomberg Barclays Municipal Bond Index for the one-year period ended March 31, 2025, and underperformed the Bloomberg
Barclays Municipal Bond Index for the three- and five-year periods ended March 31, 2025.
After reviewing and further discussing the performance of the FNA Funds, FNA’s portfolio managers’ experience managing the FNA Funds, FNA’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the FNA Funds could benefit from FNA’s continued
management of the FNA Funds and that the performance of the FNA Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed the rate of FNA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNA. The Board noted
the FNA Fund’s advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The
Board noted that the fees charged by FNA would remain the same and that Tributary – not the FNA Funds – would pay the sub-advisory fees to FNA. The
Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive and noted that the expense cap for the Tributary Income Fund was being lowered, effective August 1, 2025. The Board also considered FNA’s profitability with respect to subadvisory services provided to the Funds and noted that the full year financials provided for 2024 show a more complete look at FNA with the transition to offer wealth management services. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNA and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board did not consider breakpoints in sub-advisory fees appropriate at this time, noting that the sub-advisory fees were paid directly by Tributary and not the FNA Funds such that any breakpoints in the sub-advisory fee would inure to the benefit of Tributary. The Board further noted that currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNA because of its relationship with the FNA Funds, including soft dollar and research benefits.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNA.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNA’s fees under the Investment Sub-Advisory
Agreement are reasonable in light of the services that FNA provided to the FNA Funds.

TF-SAR-0925
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, NE 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
14010 FNB Parkway
Omaha, NE 68154
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
190 Middle Street
Portland, ME 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, NE 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022
Legal Counsel
Husch Blackwell LLP
14606 Branch Street, Suite 200
Omaha, NE 68154
Compliance Services
Foreside Fund Officer Services, LLC
190 Middle Street
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, MO 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of additional fund information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Tributary Funds, Inc.
By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Stephen C. Wade
Stephen C. Wade President

Date:	November 20, 2025

By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	November 20, 2025